UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22148

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Daniel E. Draper President 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:               800-983-0903

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Annual Report to Shareholders

October 31, 2018

PSR	Invesco Active U.S. Real Estate ETF
PSMB	Invesco Balanced Multi-Asset Allocation ETF
PSMC	Invesco Conservative Multi-Asset Allocation ETF
PSMG	Invesco Growth Multi-Asset Allocation ETF
PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF
LALT	Invesco Multi-Strategy Alternative ETF
PHDG	Invesco S&P 500® Downside Hedged ETF
GSY	Invesco Ultra Short Duration ETF
VRIG	Invesco Variable Rate Investment Grade ETF

2

The Market Environment

Fixed Income

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the fiscal year to a range of 2.00% to 2.25% at the close of the fiscal year. This was accomplished with four 0.25% rate hikes in December 2017, and in March, June and September 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit—the decision by UK voters to leave the European Union. These headwinds could limit future Fed rate hikes in the near-term. The Bank of Japan and the European Central Bank maintained their accommodative monetary policies by keeping real interest rates low in a continued attempt to stimulate growth and inflation by encouraging investors to spend rather than save. These actions continued to drive overseas investments into higher yielding segments of the fixed income markets.

The 10-year US Treasury yield continued to move upward at the start of the fiscal year due to the continued strength of the global economy, the rising risks of inflation and the high probability of additional Fed rate hikes throughout the fiscal year. Due to these factors, the 10-year US Treasury note continued to rise in 2018, resulting in higher government yields and a move above 3.00%.3 The 10-year US Treasury yield ended the fiscal year at 3.14%, 76 basis points higher than at the beginning of the fiscal year.3 (A basis point is one one-hundredth of a percentage point.)

The broader bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned -2.05% for the fiscal year. Negative performance was largely attributable to the broad increase in US Treasury yields, a widening of credit spreads and reduced overseas bond purchase demand during the fiscal year.

All four primary sectors of the Bloomberg Barclays U.S. Aggregate Bond Index—government-related, corporate, securitized and treasury—posted negative returns for the fiscal year.

[1]	Bureau of Labor Statistics
[2]	US Federal Reserve
[3]	US Treasury Department

Global Equity

The fiscal year proved to be an increasingly volatile time for global equities. The fiscal year began in the final months of 2017 with several US stock market indexes repeatedly reaching new highs amid strong corporate profits, the prospect of tax reform legislation and exceedingly low stock market volatility. Despite a sharp uptick in volatility, particularly in October 2018, US markets, in general, still produced positive returns for the fiscal year. International markets, however, were meaningfully less robust, many experiencing flat to negative results for the fiscal year. This divergence between the US and other markets could be attributed to the strength of the US economy and the widely-held belief that the US could win trade wars with other countries.

At the beginning of 2018, markets saw significant turbulence in late January and early February, when stocks were whipsawed—first by concerns about accelerated US Federal Reserve (the Fed) tightening and then, later in the year, by fears of brewing trade wars and geopolitical tensions. After a relatively quiet summer, market volatility markedly rose again in the final month of the fiscal year. Global equity markets (particularly the US) suffered a sharp sell-off in October 2018 amid rising interest rates and concerns that higher inflation could result in a more restrictive monetary policy.

Global economic growth, in general, was solid despite weakness in emerging markets. During the fiscal year, emerging markets were impacted by both country-specific issues, as well as, more generalized pressure resulting from the Fed’s tightening policy. In this environment, economic growth unsurprisingly slowed in emerging markets. Within the eurozone, economic growth accelerated, although there was divergence among countries. In Japan, economic growth improved over the latter part of the fiscal year. The US experienced strong growth during the fiscal year due to robust consumer and business spending. In addition, unemployment rates remained low, job creation was strong and inflation remained relatively controlled.

At the close of the fiscal year, equity valuations in developed and emerging markets appeared relatively full in absolute terms—but overseas equity markets were trading at a material discount to those of the US. In sum, while valuations were not cheap, recent earnings growth and upward earnings revisions improved in many non-US developed markets.

3

The Market Environment (continued)

Domestic Equity

The fiscal year proved to be an increasingly volatile time for US equities. The fiscal year began in the final months of 2017 with several major US stock market indexes repeatedly reaching new highs amid strong corporate profits, the prospect of tax reform legislation and exceedingly low stock market volatility.

Stock market euphoria continued in January 2018 as US equity markets steadily moved higher. Investors remained enthused about the passage of the Tax Cuts and Jobs Act signed into law in late December 2017, which significantly cut corporate tax rates. However, in February 2018, volatility returned to the US stock and bond markets. Worries about how rising interest rates might affect economic growth, concerns about a potential trade war and heightened geopolitical tensions, caused the US stock markets to pull back and volatility to increase.

US equity markets generally recovered in the second quarter of 2018 as strong US retail sales and low unemployment buoyed markets. Throughout the summer, US equities moved higher as corporate profits surged. Several US equity indexes reached new highs despite potential headwinds including trade tensions, tariff announcements and contagion concerns over a Turkish currency crisis. After a relatively quiet summer, market volatility markedly rose in the final month of the fiscal year. US equity markets suffered a sharp sell-off in October 2018 amid rising interest rates and concerns that higher inflation could mean a more restrictive monetary policy. In this environment, there was a flight to safety, as investors fled to defensive areas of the market and U.S. treasuries.

Given signs of a strong economy, the US Federal Reserve raised interest rates four times during the fiscal year: in December 2017 and in March, June and September 2018.1 In contrast, the European Central Bank and central banks in several other countries maintained extraordinarily accommodative monetary policies.

[1]	Source: US Federal Reserve

4

PSR	Manager’s Analysis
Invesco Active U.S. Real Estate ETF (PSR)

The Invesco Active U.S. Real Estate ETF (the “Fund”) is an actively managed exchange-traded fund whose investment objective is to achieve high total return through growth of capital and current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT All Equity REITs Index (the “Benchmark Index”). The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profit from ownership, leasing, management, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts (“REITs”). The Fund also may invest in real estate operating companies (“REOCs”), as well as securities of other companies principally engaged in the U.S. real estate industry. In constructing the portfolio, Invesco Advisers, Inc., the Fund’s sub-adviser, analyzes quantitative and statistical metrics to identify attractively priced securities.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 0.87%. On a net asset value (“NAV”) basis, the Fund returned 1.02%. During the same time period, the Benchmark Index returned 1.42%.

The Fund’s underperformance relative to the Benchmark Index during the period is primarily the result of security selection. In particular, security selection in data centers and health care REITs were key detractors from relative performance. A combination of security selection and overweight exposure in lodging/resorts and an overweight exposure in the timber sector also detracted from Fund performance.

For the fiscal year ended October 31, 2018, within health care REITs, an overweight exposure to Healthcare Realty Trust Inc. (portfolio average weight of 1.70%) hurt relative returns. Within data centers, an overweight exposure to QTS Realty Trust Inc. (portfolio average weight of 0.37%) (no longer held at period end) also detracted from relative returns. Within lodging/resorts, underweight exposures to Ryman Hospitality Properties Inc. and DiamondRock Hospitality Company (portfolio average weight of 0.17% and 0.20%, respectively) were key detractors. In timber, overweight exposures to CatchMark Timber Trust Inc., Rayonier Inc. and Weyerhaeuser Company (portfolio average weight of 0.10%, 0.77% and 3.52%, respectively) detracted from relative returns.

Contributors to the Fund’s relative return included security selection and underweight exposure in diversified REITs, in particular not owning Colony Capital Inc. Additionally, security selection and overweight exposure in self-storage contributed, particularly through overweight exposure in Extra Space Storage Inc. (portfolio average weight of 2.52%).

Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Specialized	31.8
Residential	15.3
Retail	14.3
Office	12.4
Health Care	8.4
Industrial	7.4
Hotel & Resort	6.1
Diversified	4.3
Office	0.2
Other Assets Less Liabilities	0.0

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of October 31, 2018
Security
American Tower Corp.	6.7
Simon Property Group, Inc.	6.6
Crown Castle International Corp.	4.2
Prologis, Inc.	4.0
AvalonBay Communities, Inc.	2.9
Public Storage	2.9
Equity Residential	2.8
Weyerhaeuser Co.	2.5
Welltower, Inc.	2.5
Ventas, Inc.	2.4
Total	37.5

5

Invesco Active U.S. Real Estate ETF (PSR) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
FTSE NAREIT All Equity REITs Index	1.42%	5.76%	18.30%	8.06%	47.34%	17.93%	415.55%
Fund
NAV Return	1.02	5.30	16.77	7.99	46.86	17.10	380.67
Market Price Return	0.87	5.20	16.44	7.94	46.52	17.15	382.79

Fund Inception: November 20, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, as supplemented to date, the Fund’s expense ratio of 0.35% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Index and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Index are based on the inception date of the Fund.

6

PSMB	Manager’s Analysis
Invesco Balanced Multi-Asset Allocation ETF (PSMB)

The Invesco Balanced Multi-Asset Allocation ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) which seeks to provide current income and capital appreciation. The Fund is a “fund of funds,” meaning that it invests its assets primarily in other underlying ETFs (“Underlying ETFs”), rather than in securities of individual companies. Under normal circumstances, most of those Underlying ETFs will be ETFs that are advised by the Fund’s adviser or one of its affiliates (the “Invesco ETFs”). However, at times the Fund also may invest a portion of its assets in Underlying ETFs that are advised by unaffiliated advisers. The Fund and the Invesco ETFs are part of the same group of investment companies. The Fund seeks to achieve its investment objective by allocating its assets using a balanced investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets both in Underlying ETFs that invest in fixed-income securities (“Fixed Income ETFs”) as well as in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”).

Invesco Advisers, Inc., the Fund’s sub-adviser, uses the following investment process to construct the Fund’s portfolio: (1) a strategic allocation across broad asset classes (i.e., equities and fixed-income securities) and particular investment factors within those classes (e.g., for fixed-income securities, exposure to domestic, international, corporate, government, high-yield and investment grade bonds; for equity securities, exposure to domestic and international stocks); (2) selection of Underlying ETFs that best represent those broad asset classes and factor exposures, based on a comprehensive quantitative and qualitative criteria (such as management experience and structure, investment process, performance and risk metrics); (3) determination by the Fund’s sub-adviser of target weightings in each Underlying ETF in a manner that seeks to manage the amount of active risk contributed by each Underlying ETF; and (4) ongoing monitoring of the Fund’s performance and risk.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 1.12%. On a net asset value (“NAV”) basis, the Fund returned 0.89%. During the same time period, the Custom Invesco Balanced Allocation ETF Index (the “Benchmark Index”) returned (0.98)%, while the S&P 500® Index returned 7.35%.

The Fund’s performance (NAV basis) differed from the return of the Benchmark Index during the period primarily because of the Fund’s lower relative exposure to emerging markets and higher exposure to investment factors such as low volatility and growth. During the same time period, the Benchmark Index posted a negative return driven by a larger allocation to international equities.

For the fiscal year ended October 31, 2018, from an asset class perspective, exposure to equities through Underlying ETFs were the largest contributors to absolute returns, led by U.S. large cap equities. Diversification across sub-asset classes within fixed-income also contributed to relative results. In contrast, exposure to international developed equities detracted from relative performance.

Positions that contributed most significantly to the Fund’s absolute return included Invesco Russell Top 200 Pure Growth ETF (portfolio average weight of 10.68%), Invesco FTSE RAFI US 1000 ETF (portfolio average weight of 13.86%) and Invesco S&P 500® Low Volatility ETF (portfolio average weight of 8.39%). Positions that posted a negative absolute return for the period included Invesco FTSE RAFI Developed Markets ex-US ETF (portfolio average weight of 8.32%), Invesco Emerging Markets Sovereign Debt ETF (portfolio average weight of 3.89%) and Invesco 1-30 Laddered Treasury ETF (portfolio average weight of 7.33%).

Portfolio Composition (% of the Fund’s Net Assets)* as of October 31, 2018
US Equities	40.7
Fixed Income	40.4
International and Developed Equities	15.2
Emerging Markets Equities	3.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Invesco Variable Rate Investment Grade ETF	13.6
Invesco FTSE RAFI US 1000 ETF	13.2
Invesco Russell Top 200 Pure Growth ETF	11.2
Invesco Fundamental Investment Grade Corporate Bond ETF	9.6
Invesco FTSE RAFI Developed Markets ex-US ETF	8.6
Invesco 1-30 Laddered Treasury ETF	7.7
Invesco S&P 500® Low Volatility ETF	7.3
Invesco FTSE RAFI US 1500 Small-Mid ETF	6.9
Invesco S&P International Developed Low Volatility ETF	6.6
Invesco Emerging Markets Sovereign Debt ETF	3.8
Total	88.5

*	Excluding money market fund holdings.

7

Invesco Balanced Multi-Asset Allocation ETF (PSMB) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Custom Invesco Balanced Allocation ETF Index	(0.98)%	4.40%	7.51%
S&P 500® Index	7.35	10.62	18.50
Fund
NAV Return	0.89	5.09	8.70
Market Price Return	1.12	5.17	8.85

Fund Inception: February 23, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% includes the unitary management fee of 0.05% and acquired fund fees and expenses of 0.34%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Index are based on the inception date of the Fund.

-	The Benchmark Index is a custom benchmark that consists of 60% MSCI ACWI Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

8

PSMC	Manager’s Analysis
Invesco Conservative Multi-Asset Allocation ETF (PSMC)

The Invesco Conservative Multi-Asset Allocation ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) which seeks total return consistent with a lower level of risk relative to the broad stock market. The Fund is a “fund of funds,” meaning that it invests its assets primarily in other underlying ETFs (“Underlying ETFs”), rather than in securities of individual companies. Under normal circumstances, most of those Underlying ETFs will be ETFs that are advised by the Fund’s adviser or one of its affiliates (the “Invesco ETFs”). However, at times the Fund also may invest a portion of its assets in Underlying ETFs that are advised by unaffiliated advisers. The Fund and the Invesco ETFs are part of the same group of investment companies. The Fund seeks to achieve its investment objective by allocating its assets using a conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in equity securities (“Equity ETFs”).

Invesco Advisers, Inc., the Fund’s sub-adviser, uses the following investment process to construct the Fund’s portfolio: (1) a strategic allocation across broad asset classes (i.e., equities and fixed-income securities) and particular investment factors within those classes (e.g., for fixed-income securities, exposure to domestic, international, corporate, government, high-yield and investment grade bonds; for equity securities, exposure to domestic and international stocks); (2) selection of Underlying ETFs that best represent those broad asset classes and factor exposures, based on a comprehensive quantitative and qualitative criteria (such as management experience and structure, investment process, performance and risk metrics); (3) determination by the Fund’s sub-adviser of target weightings in each Underlying ETF in a manner that seeks to manage the amount of active risk contributed by each Underlying ETF; and (4) ongoing monitoring of the Fund’s performance and risk.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 0.31%. On a net asset value (“NAV”) basis, the Fund returned 0.39%. During the same time period, the Custom Invesco Conservative Allocation ETF Index (the “Benchmark Index”) returned (1.65)%, while the S&P 500® Index returned 7.35%.

The Fund’s performance (NAV basis) differed from the return of the Benchmark Index during the period primarily because of the Fund’s lower relative exposures to emerging markets and higher exposure to investment factors such as growth and low volatility. During the same time period, the Benchmark Index posted a negative return, driven by a larger allocation to international equities.

For the fiscal period ended October 31, 2018, from an asset class perspective, exposure to equities through Underlying ETFs were the largest contributors to absolute returns, led by U.S. large cap equities. Diversification across sub-asset classes within fixed income also contributed to relative results. In contrast, exposure to international developed equities detracted from relative performance.

Positions that contributed most significantly to the Fund’s absolute return included Invesco Russell Top 200 Pure Growth ETF (portfolio average weight of 5.00%), Invesco FTSE RAFI US 1000 ETF (portfolio average weight of 6.47%) and Invesco Senior Loan ETF (portfolio average weight of 8.33%). Positions that posted a negative absolute return for the period included Invesco Emerging Markets Sovereign Debt ETF (portfolio average weight of 5.91%), Invesco Fundamental Investment Grade Corporate Bond ETF (portfolio average weight of 15.33%), and Invesco LadderRite 0-5 Year Corporate Bond ETF (portfolio average weight of 10.40%) (no longer held at period end).

Portfolio Composition (% of the Fund’s Net Assets)* as of October 31, 2018
Fixed Income	72.4
US Equities	22.7
International and Developed Equities	4.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

*	Reflects exposure achieved through investments in underlying funds.

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Invesco Variable Rate Investment Grade ETF	20.0
Invesco Fundamental Investment Grade Corporate Bond ETF	15.7
Invesco Senior Loan ETF	8.6
Invesco Fundamental High Yield Corporate Bond ETF	8.5
Invesco Preferred ETF	7.9
Invesco PureBetaSM 0-5 Yr US TIPS ETF, Class 5	7.3
Invesco 1-30 Laddered Treasury ETF	6.4
Invesco FTSE RAFI US 1000 ETF	5.9
Invesco Emerging Markets Sovereign Debt ETF	5.8
Invesco Russell Top 200 Pure Growth ETF	5.2
Total	91.3

*	Excluding money market fund holdings.

9

Invesco Conservative Multi-Asset Allocation ETF (PSMC) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Custom Invesco Conservative Allocation ETF Index	(1.65)%	1.64%	2.78%
S&P 500® Index	7.35	10.62	18.50
Fund
NAV Return	0.39	2.75	4.67
Market Price Return	0.31	2.65	4.50

Fund Inception: February 23, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.37% includes the unitary management fee of 0.05% and acquired fund fees and expenses of 0.32%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Index are based on the inception date of the Fund.

-	The Benchmark Index is a custom benchmark that consists of 20% MSCI ACWI Index and 80% Bloomberg Barclays U.S. Aggregate Bond Index.

10

PSMG	Manager’s Analysis
Invesco Growth Multi-Asset Allocation ETF (PSMG)

The Invesco Growth Multi-Asset Allocation ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) which seeks to provide long-term capital appreciation. The Fund is a “fund of funds,” meaning that it invests its assets primarily in other underlying ETFs (“Underlying ETFs”), rather than in securities of individual companies. Under normal circumstances, most of those Underlying ETFs will be ETFs that are advised by the Fund’s adviser or one of its affiliates (the “Invesco ETFs”). However, at times the Fund also may invest a portion of its assets in Underlying ETFs that are advised by unaffiliated advisers. The Fund and the Invesco ETFs are part of the same group of investment companies. The Fund seeks to achieve its investment objective by allocating its assets using a growth investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”).

Invesco Advisers, Inc., the Fund’s sub-adviser, uses the following investment process to construct the Fund’s portfolio: (1) a strategic allocation across broad asset classes (i.e., equities and fixed-income securities) and particular investment factors within those classes (e.g., for fixed-income securities, exposure to domestic, international, corporate, government, high-yield and investment grade bonds; for equity securities, exposure to domestic and international stocks); (2) selection of Underlying ETFs that best represent those broad asset classes and factor exposures, based on a comprehensive quantitative and qualitative criteria (such as management experience and structure, investment process, performance and risk metrics); (3) determination by the Fund’s sub-adviser of target weightings in each Underlying ETF in a manner that seeks to manage the amount of active risk contributed by each Underlying ETF; and (4) ongoing monitoring of the Fund’s performance and risk.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 1.58%. On a net asset value (“NAV”) basis, the Fund returned 1.43%. During the same time period, the Custom Invesco Growth Allocation ETF Index (the “Benchmark Index”) returned (0.72)%, while the S&P 500® Index returned 7.35%.

The Fund’s performance (NAV basis) differed from the return of the Benchmark Index during the period primarily because of the Fund’s lower relative exposure to emerging markets and higher exposure to investment factors such as low volatility and growth. During the same time period, the Benchmark Index posted a negative return driven by a larger allocation to international equities.

For the fiscal year ended October 31, 2018, from an asset class perspective, exposure to equities through Underlying ETFs were the largest contributors to absolute returns, led by U.S. large cap equities. Diversification across sub-asset classes within fixed-income detracted from relative results. Additionally, exposure to international developed equities detracted from relative performance.

Positions that contributed most significantly to the Fund’s absolute return included Invesco Russell Top 200 Pure Growth ETF (portfolio average weight of 13.71%), Invesco FTSE RAFI US 1000 ETF (portfolio average weight of 17.21%) and Invesco S&P 500® Low Volatility ETF (portfolio average weight of 10.58%). Positions that posted a negative absolute return for the period included Invesco FTSE RAFI Developed Markets ex-US ETF (portfolio average weight of 11.33%), Invesco S&P International Developed Low Volatility ETF (portfolio average weight of 8.18%) and Invesco 1-30 Laddered Treasury ETF (portfolio average weight of 4.75%).

Portfolio Composition (% of the Fund’s Net Assets)* as of October 31, 2018
US Equities	53.3
International and Developed Equities	20.5
Fixed Income	20.2
Emerging Markets Equities	5.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

*	Reflects exposure achieved through investments in underlying funds.

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Invesco FTSE RAFI US 1000 ETF	15.9
Invesco Russell Top 200 Pure Growth ETF	14.7
Invesco FTSE RAFI Developed Markets ex-US ETF	11.2
Invesco S&P 500® Low Volatility ETF	9.3
Invesco S&P International Developed Low Volatility ETF	9.3
Invesco FTSE RAFI US 1500 Small-Mid ETF	7.8
Invesco Variable Rate Investment Grade ETF	7.6
Invesco Fundamental Investment Grade Corporate Bond ETF	6.0
Invesco 1-30 Laddered Treasury ETF	5.5
Invesco FTSE RAFI Emerging Markets ETF	3.1
Total	90.4

*	Excluding money market fund holdings.

11

Invesco Growth Multi-Asset Allocation ETF (PSMG) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Custom Invesco Growth Allocation ETF Index	(0.72)%	5.75%	9.86%
S&P 500® Index	7.35	10.62	18.50
Fund
NAV Return	1.43	6.46	11.10
Market Price Return	1.58	6.64	11.42

Fund Inception: February 23, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.36% includes the unitary management fee of 0.05% and acquired fund fees and expenses of 0.31%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Index are based on the inception date of the Fund.

-	The Benchmark Index is a custom benchmark that consists of 80% MSCI ACWI Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

12

PSMM	Manager’s Analysis
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

The Invesco Moderately Conservative Multi-Asset Allocation ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) which seeks to provide current income and some capital appreciation. The Fund is a “fund of funds,” meaning that it invests its assets primarily in other underlying ETFs (“Underlying ETFs”), rather than in securities of individual companies. Under normal circumstances, most of those Underlying ETFs will be ETFs that are advised by the Fund’s adviser or one of its affiliates (the “Invesco ETFs”). However, at times the Fund also may invest a portion of its assets in Underlying ETFs that are advised by unaffiliated advisers. The Fund and the Invesco ETFs are part of the same group of investment companies. The Fund seeks to achieve its investment objective by allocating its assets using a moderately conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”).

Invesco Advisers, Inc., the Fund’s sub-adviser, uses the following investment process to construct the Fund’s portfolio: (1) a strategic allocation across broad asset classes (i.e., equities and fixed-income securities) and particular investment factors within those classes (e.g., for fixed-income securities, exposure to domestic, international, corporate, government, high-yield and investment grade bonds; for equity securities, exposure to domestic and international stocks); (2) selection of Underlying ETFs that best represent those broad asset classes and factor exposures, based on a comprehensive quantitative and qualitative criteria (such as management experience and structure, investment process, performance and risk metrics); (3) determination by the Fund’s sub-adviser of target weightings in each Underlying ETF in a manner that seeks to manage the amount of active risk contributed by each Underlying ETF; and (4) ongoing monitoring of the Fund’s performance and risk.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 0.41%. On a net asset value (“NAV”) basis, the Fund returned 0.40%. During the same time period, the Custom Invesco Moderately Conservative Allocation ETF Index (the “Benchmark Index”)* returned (1.29)%, while the S&P 500® Index returned 7.35%.

The Fund’s performance (NAV basis) differed from the return of the Benchmark Index during the period primarily because of the Fund’s lower relative exposure to emerging markets and higher exposure to investment factors such as low volatility and growth. During the same time period, the Benchmark Index posted a negative return driven by a larger allocation to international equities.

For the fiscal year ended October 31, 2018, from an asset class perspective, exposure to equities through underlying ETFs were the largest contributors to absolute returns, led by U.S. large cap equities. Diversification across sub-asset classes within fixed-income also contributed to relative results. In contrast, exposure to international developed equities detracted from relative performance.

Positions that contributed most significantly to the Fund’s absolute return included Invesco Russell Top 200 Pure Growth ETF (portfolio average weight of 7.76%), Invesco FTSE RAFI US 1000 ETF (portfolio average weight of 9.99%) and Invesco S&P 500® Low Volatility ETF (portfolio average weight of 5.96%). Positions that posted a negative absolute return for the period included Invesco FTSE RAFI Developed Markets ex-US ETF (portfolio average weight of 6.37%), Invesco Emerging Markets Sovereign Debt ETF (portfolio average weight of 5.42%), and Invesco 1-30 Laddered Treasury ETF (portfolio average weight of 6.85%).

Portfolio Composition (% of the Fund’s Net Assets)* as of October 31, 2018
Fixed Income	54.5
US Equities	33.6
International and Developed Equities	11.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

*	Reflects exposure achieved through investments in underlying funds.

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Invesco Variable Rate Investment Grade ETF	12.7
Invesco Fundamental Investment Grade Corporate Bond ETF	11.7
Invesco FTSE RAFI US 1000 ETF	9.6
Invesco Russell Top 200 Pure Growth ETF	8.3
Invesco Fundamental High Yield Corporate Bond ETF	7.3
Invesco 1-30 Laddered Treasury ETF	6.7
Invesco FTSE RAFI Developed Markets ex-US ETF	6.5
Invesco Preferred ETF	5.9
Invesco Emerging Markets Sovereign Debt ETF	5.8
Invesco S&P International Developed Low Volatility ETF	5.4
Total	79.9

*	Excluding money market fund holdings.

13

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Custom Invesco Moderately Conservative Allocation ETF Index	(1.29)%	3.03%	5.15%
S&P 500® Index	7.35	10.62	18.50
Fund
NAV Return	0.40	3.79	6.46
Market Price Return	0.41	3.79	6.45

Fund Inception: February 23, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.38% includes the unitary management fee of 0.05% and acquired fund fees and expenses of 0.33%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Index are based on the inception date of the Fund.

-	The Benchmark Index is a custom benchmark that consists of 40% MSCI ACWI Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index.

14

LALT	Manager’s Analysis
Invesco Multi-Strategy Alternative ETF (LALT)

The Invesco Multi-Strategy Alternative ETF (the “Fund”) is an actively managed exchange-traded fund that has an investment objective of seeking a positive total return that has a low correlation to the broader securities markets. The Fund seeks to achieve its investment objective by investing in a combination of equity securities, financial futures contracts, forward currency contracts and other securities.

Invesco Advisers, Inc., the sub-adviser to the Fund, selects investments for inclusion in the Fund’s portfolio with reference to the components of the Morgan Stanley Multi-Strategy Alternative Index (the “Benchmark Index”) through a quantitative process that seeks to exceed the Benchmark Index’s performance.

Morgan Stanley & Co., LLC (the “Benchmark Agent”) develops, maintains and sponsors the Benchmark Index, which includes a combination of quantitative, rules-based strategies (the “Benchmark Strategies”). The Fund will follow the Benchmark Strategies while seeking to outperform the Benchmark Index. The Benchmark Strategies are designed to capture non-traditional risk premia across equities, rates, currencies and volatility markets. A “risk premium” is the economic concept that an investor should receive a premium (that is, a higher expected return) for bearing risk. In other words, risk premium refers to the return that is expected for assuming a particular market risk.

The Benchmark Strategies may be categorized into three types: (1) Quantitative/Stylistic Strategies, (2) Volatility Risk Premium Strategies, and (3) Carry Strategies. Quantitative/Stylistic Strategies consist of rules-based methodologies designed to identify undervalued stocks or currencies using relative valuation, fundamental analysis and publicly-available market information (such as regulatory filings regarding the equity holdings of institutional investment managers). A Quantitative or Stylistic Strategy may take a long/short position to generate market neutral returns. Volatility Risk Premium Strategies consist of rules based investment methodologies designed to capture the difference between implied (i.e., expected) and realized (i.e., actual) volatility that is often observed in equity and currency options markets. The volatility risk premium can be seen as compensation to option sellers for taking on potential risk of losses during periods when realized volatility increases suddenly. In addition, the volatility premium reflects the supply/demand imbalance often present in each asset class. Carry Strategies consist of rules-based methodologies designed to capture the forward rate bias and term premium often observed in currency, interest rate and equity volatility markets. Forward rate bias is the tendency for the markets to overestimate the amount of future price changes that might actually occur; the actual price movements tend to be smaller than the expectations as measured by forward rates.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 3.88%. On a net asset value (“NAV”)

basis, the Fund returned 4.37%. During the same time period, the Benchmark Index returned 5.06%.

The Fund underperformed the Benchmark Index on a NAV basis during the period primarily due to the fees and expenses incurred by the Fund partially offset by beneficial aspects from equity hedging as follows. The Fund tends to hold the same long equity positions as the Benchmark Index. However, the Fund hedges its equity exposure by using S&P 500 futures whereas the Benchmark Index uses a total return index. This difference provides a less costly hedge which benefits the Fund. Additionally, our equity hedging is calibrated daily as opposed to monthly for the Benchmark Index. This allows the Fund to maintain its exposure closer to market neutral when equity markets are moving significantly in either direction.

With respect to the Carry Strategy for currencies, the Fund will mimic the majority of the positions of the Benchmark Index. The index acted as a detractor from Fund performance during the period, primarily due its positioning in regards to the Australian dollar which came under pressure due to negotiations around Brexit. Going forward the strategy is positioned to benefit in stable currency markets by investing in higher yielding currencies funded with short positions in lower yielding currencies.

The Funds Volatility Risk Premium Strategy benefitted performance. The strategy performs best during periods where the term structure steepens, as shorter term futures tend to drop faster than the longer term futures. The strategy is designed to take advantage of an upward sloping futures curve by being long the longer-dated and short the near-dated futures contracts. Currently the futures curve has an upward sloping structure which is a positive environment for the strategy.

During this same time period, the HFRI Macro (Total) Index returned (2.87)% and the Bloomberg Barclays U.S. Aggregate Index returned (1.76)% (these indexes, collectively with the Benchmark Index, are referred to as the “Benchmark Indexes”). The Benchmark Indexes were selected for their recognition in the marketplace. The performance comparison of the HFRI Macro (Total) Index is a useful measure for investors as a broad representation of the alternative investment market. The Bloomberg Barclays U.S. Aggregate Index was selected because its performance is a useful measure of the broad U.S. fixed income market. The components of the HFRI Macro (Total) Index are weighted equally while the components of the Bloomberg Barclays U.S. Aggregate Index are weighted by market capitalization.

The Fund’s outperformance relative to the HFRI Macro Index and the Bloomberg Barclays U.S. Aggregate Index during the period can be attributed to the Fund’s positioning on Eurodollar futures, market neutral equity exposures (where performance was driven primarily by sector positioning) and positioning in the expectation of a positively-sloped VIX term structure.

15

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

The Fund’s market neutral equity sleeves modestly detracted from the Fund’s return. The US Target Equity Alpha strategy was down roughly 1% during the reporting period, while the SmartInvest Alpha strategy was roughly flat for the period.

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	4.8
Consumer Discretionary	4.8
Industrials	4.7
Communication Services	3.8
Consumer Staples	3.7
Materials	3.6
Health Care	2.9
Real Estate	2.6
Utilities	2.2
Energy	2.1
Financials	1.6
Money Market Funds Plus Other Assets Less Liabilities	63.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Sysco Corp.	1.6
Twenty-First Century Fox, Inc., Class B	0.9
SBA Communications Corp. REIT	0.9
FirstEnergy Corp.	0.8
Hess Corp.	0.7
TransDigm Group, Inc.	0.7
ABIOMED, Inc.	0.7
Evergy, Inc.	0.7
VeriSign, Inc.	0.6
Newell Brands, Inc.	0.6
Total	8.2

*	Excluding money market fund holdings.

16

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

		3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index	1 Year			Average Annualized	Cumulative
Morgan Stanley Multi-Strategy Alternative Index	5.06%	(0.48)%	(1.43)%	(2.63)%	(11.11)%
HFRI Macro (Total) Index	(3.11)	(0.13)	(0.39)	0.80	3.59
Bloomberg Barclays U.S. Aggregate Bond Index	(2.05)	1.04	3.15	1.41	6.40
Fund
NAV Return	4.37	(0.46)	(1.37)	(2.58)	(10.91)
Market Price Return	3.88	(0.59)	(1.77)	(2.68)	(11.31)

Fund Inception: May 29, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2019. According to the Fund’s current prospectus, the Fund’s expense ratio of 1.06% (0.98% after fee waiver) includes the unitary management fee of 0.95% and acquired fund fees and expenses of 0.11%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Indexes are based on the inception date of the Fund.

17

PHDG	Manager’s Analysis
Invesco S&P 500® Downside Hedged ETF (PHDG)

The Invesco S&P 500® Downside Hedged ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed-income market returns. The Fund seeks to achieve its investment objective by using a quantitative, rules based strategy to allocate its assets among components of the S&P 500® Dynamic VEQTOR Index (the “Benchmark Index”) in a combination of (i) equity securities contained in the S&P 500® Index and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange Volatility Index (“VIX Index”) related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index, and (iii) money market instruments, cash and cash equivalents. However, the Fund’s allocations among its investments may not correspond to those of the Benchmark Index.

Rather than adhering to the Benchmark Index’s strategy allocation rules, Invesco Capital Management LLC uses active management techniques in seeking to obtain returns that exceed the Benchmark Index by providing the Fund with higher or lower exposure to any component within the Benchmark Index at any time. In addition to its investments in the components of the Benchmark Index, the Fund may invest in other VIX Index-related instruments, including ETFs and exchange-traded notes that are listed on a U.S. securities exchange and that provide exposure to the VIX Index and U.S. listed futures contracts that track the S&P 500® Index and are listed on the Chicago Mercantile Exchange.

For the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 6.33%. On a net asset value (“NAV”) basis, the Fund returned 6.61%. During the same time period, the Benchmark Index returned 7.89%. The Fund’s performance (NAV basis) differed from the return of the Benchmark Index primarily due three factors. First, was active management decisions underperformed by 0.51%. Second, trade execution and slippage detracted by 0.40%. Third, fees and operating expenses incurred by the Fund during the period were 0.39%.

During this same time period, the S&P 500® Index returned 7.35%, the HFRX Global Hedge Fund Index returned (3.53%), and the U.S. 3-Month Treasury Bill Index (the “T-Bill 3 Month Index”) returned 1.75% (these indexes, collectively with the Benchmark Index, are referred to as the “Indexes”). The Indexes were selected for their recognition in the marketplace. The S&P 500® Index was selected because its performance comparison is a useful measure for investors as a broad representation of the equity market. The HFRX Global Hedge Fund Index was selected because its performance comparison is a useful measure for investors as a broad representation of the alternative investment market. The T-Bill 3 Month Index was selected because its performance comparison is a useful measure for investors as a broad representation of the short-term U.S. fixed income market.

The main reason for the Fund’s underperformance compared to the S&P 500® Index is the Fund’s consistent allocation to VIX futures which have a negative correlation to the S&P 500® Index. The main reason for the Fund’s outperformance compared to the HFRX Global Hedge Fund Index was the Fund’s higher exposure to U.S. equities. The main reason for the Fund’s outperformance compared to the T-Bill 3 Month Index was the Fund’s high correlation to equity markets and allocation to VIX futures.

For the fiscal year ended October 31, 2018, the information technology sector contributed most significantly to the Fund’s return, followed by the basic materials sector. VIX futures detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Apple Inc., a technology company (portfolio average weight of 3.45%), and Microsoft Corp., a technology company (portfolio average weight of 2.46%). The position that detracted most significantly from the Fund’s return was Kinder Morgan Inc., an energy company (portfolio average weight of 0.18%).

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	15.8
Health Care	11.5
Financials	10.3
Communication Services	7.8
Consumer Discretionary	7.0
Industrials	6.7
Consumer Staples	5.7
Energy	4.3
Utilities	2.2
Real Estate	1.9
Materials	1.8
Money Market Fund Plus Other Assets Less Liabilities	25.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
Apple, Inc.	3.4
Microsoft Corp.	2.7
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.4
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
Facebook, Inc., Class A	1.2
Exxon Mobil Corp.	1.2
Alphabet, Inc., Class C	1.1
Alphabet, Inc., Class A	1.1
Total	16.9

*	Excluding money market fund holdings.

18

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
S&P 500® Dynamic VEQTOR Index	7.89%	6.63%	21.24%	3.90%	21.05%	5.07%	33.90%
S&P 500® Index	7.35	11.52	38.70	11.34	71.11	13.99	116.56
HFRX Global Hedge Fund Index	(3.53)	0.61	1.85	0.14	0.72	1.16	7.06
U.S. 3-Month Treasury Bill Index	1.75	0.93	2.83	0.57	2.89	0.49	2.95
Fund
NAV Return	6.61	5.93	18.86	3.21	17.14	4.23	27.67
Market Price Return	6.33	5.81	18.46	3.11	16.54	4.18	27.33

Fund Inception: December 6, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Indexes are based on the inception date of the Fund.

19

GSY	Manager’s Analysis
Invesco Ultra Short Duration ETF (GSY)

The Invesco Ultra Short Duration ETF (the “Fund”) is an actively managed exchange-traded fund whose investment objective is to seek maximum current income, consistent with preservation of capital and daily liquidity. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in exchange-traded funds (“ETFs”) and closed-end funds that invest substantially all of their assets in fixed income securities. The Fund uses a low duration strategy to seek to outperform the ICE BofAML US Treasury Bill Index (the “Benchmark Index”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity.

The Board of Trustees approved a change in fiscal year end for the Fund from May 31 to October 31. For the fiscal period from June 1, 2018 to October 31, 2018, on a market price basis, the Fund returned 1.00%. On a net asset value (“NAV”) basis, the Fund returned 0.98%. During the same time period, the Benchmark Index returned 0.84%. The Fund’s performance differed from the return of the Benchmark Index during the period primarily due to the Fund maintaining an overweight position in short investment grade credit securities. Active positioning of U.S. corporate bonds and cash equivalent commercial paper securities were positive contributors to the Fund’s performance and specifically contributed to the differentiation of performance from the Benchmark Index.

The Fund is primarily invested in corporate bonds, commercial paper and asset-backed securities. The Fund’s high allocation to floating rate securities reduces interest rate risk while commercial paper helps the Fund manage its liquidity needs. The Fund’s focus on high-quality short maturity holdings helps the Fund manage credit risk. The Fund continues to maintain an average effective duration below one year.

Positive returns were largely driven by the Fund’s holdings in investment grade corporate bonds and asset-backed securities. These sectors benefited from strong demand and positive macroeconomic conditions. Over the period, the USD London Interbank Offered Rate (“LIBOR”) increased. The Fund’s holdings in floating rate securities benefited from tightening spreads due to high demand for adjustable rate securities in anticipation of interest rate increases.

The portfolio management team believes the Fund is well positioned for additional rate hikes with a large allocation to floating rate securities and high quality assets.

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Corporate Bonds and Notes	49.6
Commercial Paper	26.5
Asset-Backed Securities	9.5
U.S. Treasury Securities	4.5
Sovereign Debt Obligations	3.3
Commercial Mortgage-Backed Securities	2.6
Repurchase Agreements	2.2
Collateralized Mortgage Obligations	0.5
Variable Rate Senior Loan Interest	0.3
Other Assets Less Liabilities	1.0

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of October 31, 2018
Security
U.S. Treasury Note, 2.625%, 08/31/2020	1.7
Japan Government Two Year Bond, Series 373, 0.100%, 02/15/2019	1.7
U.S. Treasury Note, 2.500%, 05/31/2020	1.6
Enable Midstream Partners LP, 2.850%, 11/02/2018	1.5
Comcast Corp., 2.848%, 10/01/2021	1.3
Glencore Funding LLC, 2.530%, 11/05/2018	1.2
Arrow Electronics, Inc., 2.870%, 11/26/2018	1.2
U.S. Treasury Note, 2.625%, 07/31/2020	1.2
Kinder Morgan, Inc., 3.000%, 01/03/2019	1.2
Keurig Dr Pepper, Inc., 2.500%, 11/06/2018	1.2
Total	13.8

20

Invesco Ultra Short Duration ETF (GSY) (continued)

Growth of a $10,000 Investment

Fund Performance History as of October 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index								Average Annualized	Cumulative
ICE BofAML US Treasury Bill Index	1.64%	0.89%	2.68%	0.56%	2.83%	0.39%	3.99%	0.52%	5.72%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	1.62	0.84	2.55	0.51	2.60	0.31	3.15	0.41	4.53
Fund
NAV Return	2.19	1.88	5.74	1.54	7.91	1.06	11.07	1.12	12.70
Market Price Return	2.23	1.90	5.80	1.54	7.93	1.06	11.13	1.13	12.74

Guggenheim Ultra Short Duration ETF (the “Predecessor Fund”) Inception: February 12, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the total annual operating expense ratio was indicated as 0.25%. The Financial Highlights section of the Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Benchmark Indexes (as defined below) performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-

Performance is shown for both the ICE BofAML US Treasury Bill Index and the Bloomberg Barclays 1-3 Month Treasury Bill Index (collectively, the “Benchmark Indexes”). The Fund has elected to use the ICE BofAML US Treasury Bill Index to represent its broad-based index rather than the Bloomberg Barclays 1-3 Month Treasury Bill Index because the ICE BofAML US Treasury Bill Index more closely reflects the performance of the types of securities in which the Fund invests. Going forward, only performance for the ICE BofAML US Treasury Bill Index will be shown.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

21

VRIG	Manager’s Analysis
Invesco Variable Rate Investment Grade ETF (VRIG)

The Invesco Variable Rate Investment Grade ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) whose investment objectives are seeking to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade, variable rate or floating rate debt securities that are denominated in U.S. dollars and are issued by U.S. private sector entities or U.S. government agencies and instrumentalities.

Invesco Advisers, Inc., the sub-adviser to the Fund, selects the following types of securities for the Fund: (i) floating rate non-agency commercial mortgage-backed securities (“MBS”); variable rate non-agency residential MBS; variable rate agency MBS and floating rate non-agency asset-backed securities (“ABS”) (including floating rate non-agency commercial real estate collateralized loan obligations); (ii) floating rate corporate debt securities; (iii) floating rate government sponsored enterprise credit risk transfers; (iv) floating rate U.S. Government securities (including floating rate agency debt securities); (v) variable rate preferred stock; and (vi) affiliated ETFs that invest primarily in any or all of the foregoing securities (collectively, “Variable Rate Instruments”), to the extent permitted by the Investment Company Act of 1940, as amended.

During the fiscal year ended October 31, 2018, on a market price basis, the Fund returned 1.92%. On a net asset value (“NAV”) basis, the Fund returned 2.01%. During the same time period, the Bloomberg Barclays US Floating Rate Note Index (the “Benchmark Index”) returned 2.38%.

The Fund’s performance (NAV basis) differed from the return of the Benchmark Index during the period primarily due to the Fund maintaining an overweight position in variable rate preferred securities, ABS, and high yield corporates all of which were detractors from the Fund’s performance. Active positioning in commercial MBS (“CMBS”), agency credit risk transfer securities, non-agency residential MBS, and single-family rental securities were all positive contributors to the Fund’s performance.

For the fiscal year ended October 31, 2018, agency credit risk transfers contributed most significantly to the Fund’s return, followed by CMBS and single-family rental sector. The Fund’s overall underweight allocation to investment grade corporate securities detracted most significantly from the Fund’s return, followed by the Fund’s underweight to U.S. and foreign agency debentures.

Positions that contributed most significantly to the Fund’s return included two agency credit risk transfer positions, STACR 2016-HQA4 M2 (average portfolio weight of 1.87%) and STACR 2014-HQ2 M2 (portfolio average weight of 1.99%). Positions that detracted most significantly to the Fund’s return included a high yield position, Plains All American Pipeline LP, Series B 6.125% PERP (average portfolio weight of 0.62%) and an investment grade corporate position, Prudential Financial Inc. 5.625% 6/15/2043 (average portfolio weight of 1.04%).

Asset Group (% of the Fund’s Net Assets) as of October 31, 2018
Corporate Bonds and Notes	41.7
U.S. Agency Mortgage Credit Risk Transfer	21.5
Commercial Mortgage-Backed Securities	12.1
U.S. Treasury Securities	10.8
U.S. Government Sponsored Agency Mortgage-Backed Securities	6.2
Asset-Backed Securities	5.1
Collateralized Mortgage Obligations	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.4

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2018
Security
U.S. Treasury Floating Rate Note, 2.319%, 01/31/2020	6.3
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA3, 5.131%, 04/25/2028	2.2
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3, 3.631%, 03/25/2029	2.2
U.S. Treasury Floating Rate Note, 2.367%, 10/31/2019	2.1
U.S. Treasury Floating Rate Notes, 2.389%, 04/30/2019	1.9
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2, 4.237%, 05/25/2025	1.9
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4, 3.587%, 04/25/2029	1.5
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2, 4.481%, 09/25/2024	1.4
Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1, 5.187%, 07/25/2028	1.3
Invitation Homes Trust, Class C, Series 2017-SFR2, 3.740%, 12/17/2036	1.3
Total	22.1

*	Excluding money market fund holdings.

22

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of October 31, 2018

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Bloomberg Barclays US Floating Rate Note Index	2.38%	2.33%	4.98%
Fund
NAV Return	2.01	2.56	5.47
Market Price Return	1.92	2.46	5.26

Fund Inception: September 22, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.30% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in their respective constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Index and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund and Index are based on the inception date of the Fund.

23

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

October 31, 2018

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—4.3%
9,178	Empire State Realty Trust, Inc., Class A	$145,563
8,870	Forest City Realty Trust, Inc., Class A	223,169
5,348	Liberty Property Trust	223,921
4,606	STORE Capital Corp.	133,712
34,130	VEREIT, Inc.	250,173
8,190	Washington Real Estate Investment Trust	228,256

		1,204,794

	Health Care—8.4%
17,783	HCP, Inc.	489,922
5,696	Healthcare Realty Trust, Inc.	158,690
4,429	National Health Investors, Inc.	325,354
11,545	Ventas, Inc.	670,072
10,466	Welltower, Inc.	691,489

		2,335,527

	Hotel & Resort—6.1%
7,907	Apple Hospitality REIT, Inc.	127,856
12,469	DiamondRock Hospitality Co.	130,301
31,456	Host Hotels & Resorts, Inc.	601,124
12,598	Park Hotels & Resorts, Inc.	366,224
3,447	Ryman Hospitality Properties, Inc.	267,453
3,775	Sunstone Hotel Investors, Inc.	54,624
7,802	Xenia Hotels & Resorts, Inc.	160,331

		1,707,913

	Industrial—7.4%
12,355	Duke Realty Corp.	340,627
2,246	EastGroup Properties, Inc.	215,144
4,141	Monmouth Real Estate Investment Corp.	61,949
17,154	Prologis, Inc.	1,105,918
4,744	Rexford Industrial Realty, Inc.	150,243
4,701	Terreno Realty Corp.	175,959

		2,049,840

	Office—12.4%
3,650	Alexandria Real Estate Equities, Inc.	446,139
5,350	Boston Properties, Inc.	646,066
8,288	City Office REIT, Inc.	91,334
4,706	Columbia Property Trust, Inc.	105,650
7,573	Corporate Office Properties Trust	195,686
16,952	Cousins Properties, Inc.	140,871
6,561	Douglas Emmett, Inc.	237,443
2,252	Equity Commonwealth	67,065
5,188	Highwoods Properties, Inc.	221,216
3,505	Hudson Pacific Properties, Inc.	106,201
2,892	Kilroy Realty Corp.	199,201
6,917	Paramount Group, Inc.	98,844
9,480	Piedmont Office Realty Trust, Inc., Class A	170,830
3,908	SL Green Realty Corp.	356,644
5,235	Vornado Realty Trust	356,399

		3,439,589

	Residential—15.3%
2,527	American Campus Communities, Inc.	99,842
9,128	American Homes 4 Rent, Class A	192,327
2,704	Apartment Investment & Management Co., Class A	116,380
4,569	AvalonBay Communities, Inc.	801,311

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential (continued)
3,222	Camden Property Trust	$290,850
6,756	Clipper Realty, Inc.	90,801
2,799	Equity LifeStyle Properties, Inc.	265,037
11,941	Equity Residential	775,687
2,538	Essex Property Trust, Inc.	636,480
4,107	Mid-America Apartment Communities, Inc.	401,295
2,465	Sun Communities, Inc.	247,658
8,493	UDR, Inc.	332,841

		4,250,509

	Retail—14.3%
3,613	Federal Realty Investment Trust	448,193
1,240	Macerich Co. (The)	64,009
7,227	National Retail Properties, Inc.	337,862
8,443	Realty Income Corp.	508,859
5,363	Regency Centers Corp.	339,800
7,570	Retail Opportunity Investments Corp.	133,156
9,973	Simon Property Group, Inc.	1,830,245
3,825	Taubman Centers, Inc.	210,413
3,273	Weingarten Realty Investors	92,037

		3,964,574

	Specialized—31.8%
11,987	American Tower Corp.	1,867,695
12,212	CatchMark Timber Trust, Inc., Class A	108,076
10,816	Crown Castle International Corp.	1,176,132
7,584	CubeSmart	219,784
2,742	CyrusOne, Inc.	145,957
5,120	Digital Realty Trust, Inc.	528,691
5,860	EPR Properties	402,816
1,435	Equinix, Inc.	543,492
5,516	Extra Space Storage, Inc.	496,771
9,816	InfraREIT, Inc.	206,332
5,138	Iron Mountain, Inc.	157,274
5,004	Lamar Advertising Co., Class A	366,893
2,380	Life Storage, Inc.	224,101
4,711	National Storage Affiliates Trust	125,454
3,858	Public Storage	792,703
9,839	Rayonier, Inc.	297,138
3,010	SBA Communications Corp.(b)	488,132
26,422	Weyerhaeuser Co.	703,618

		8,851,059

	Total Investments in Securities (Cost $26,488,263)—100.0%	27,803,805
	Other assets less liabilities—0.0%	2,960

	Net Assets—100.0%	$27,806,765

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Schedule of Investments

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

October 31, 2018

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
6,601	Invesco 1-30 Laddered Treasury ETF	$201,793
3,827	Invesco Emerging Markets Sovereign Debt ETF	99,961
5,649	Invesco FTSE RAFI Developed Markets ex-US ETF	225,847
2,405	Invesco FTSE RAFI Emerging Markets ETF	48,172
3,087	Invesco FTSE RAFI US 1000 ETF	344,417
1,413	Invesco FTSE RAFI US 1500 Small-Mid ETF	181,245
5,438	Invesco Fundamental High Yield® Corporate Bond ETF	99,026
10,278	Invesco Fundamental Investment Grade Corporate Bond ETF	251,708
6,005	Invesco Russell Top 200 Pure Growth ETF	294,065
3,995	Invesco S&P 500® Low Volatility ETF	191,720
2,094	Invesco S&P Emerging Markets Low Volatility ETF	48,162
5,643	Invesco S&P International Developed Low Volatility ETF	173,409
1,184	Invesco S&P MidCap Low Volatility ETF	54,713
2,182	Invesco Senior Loan ETF	50,208
14,227	Invesco Variable Rate Investment Grade ETF	355,959

	Total Exchange-Traded Funds (Cost $2,630,403)	2,620,405

	Money Market Fund—0.0%
26	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(b) (Cost $26)	26

	Total Investments in Securities (Cost $2,630,429)—100.0%	2,620,431
	Other assets less liabilities—(0.0)%	(29)

	Net Assets—100.0%	$2,620,402

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Schedule of Investments

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

October 31, 2018

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
2,632	Invesco 1-30 Laddered Treasury ETF	$80,460
2,784	Invesco Emerging Markets Sovereign Debt ETF	72,718
846	Invesco FTSE RAFI Developed Markets ex-US ETF	33,823
659	Invesco FTSE RAFI US 1000 ETF	73,525
5,873	Invesco Fundamental High Yield® Corporate Bond ETF	106,947
7,991	Invesco Fundamental Investment Grade Corporate Bond ETF	195,700
7,014	Invesco Preferred ETF	98,266
3,717	Invesco PureBetaSM 0-5 Yr US TIPS ETF	90,992
1,317	Invesco Russell Top 200 Pure Growth ETF	64,494
973	Invesco S&P 500® Low Volatility ETF	46,694
902	Invesco S&P International Developed Low Volatility ETF	27,718
4,674	Invesco Senior Loan ETF	107,549
9,994	Invesco Variable Rate Investment Grade ETF	250,050

	Total Investments in Securities (Cost $1,254,691)—100.0%	1,248,936
	Other assets less liabilities—0.0%	98

	Net Assets—100.0%	$1,249,034

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Schedule of Investments

Invesco Growth Multi-Asset Allocation ETF (PSMG)

October 31, 2018

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
4,817	Invesco 1-30 Laddered Treasury ETF	$147,256
1,188	Invesco Emerging Markets Sovereign Debt ETF	31,030
7,544	Invesco FTSE RAFI Developed Markets ex-US ETF	301,609
4,123	Invesco FTSE RAFI Emerging Markets ETF	82,584
3,844	Invesco FTSE RAFI US 1000 ETF	428,875
1,638	Invesco FTSE RAFI US 1500 Small-Mid ETF	210,106
6,614	Invesco Fundamental Investment Grade Corporate Bond ETF	161,977
8,044	Invesco Russell Top 200 Pure Growth ETF	393,915
5,231	Invesco S&P 500® Low Volatility ETF	251,036
3,334	Invesco S&P Emerging Markets Low Volatility ETF	76,682
8,150	Invesco S&P International Developed Low Volatility ETF(b)	250,449
1,513	Invesco S&P MidCap Low Volatility ETF	69,916
1,758	Invesco S&P SmallCap Low Volatility ETF	80,833
8,150	Invesco Variable Rate Investment Grade ETF	203,913

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,685,954)—100.0%	2,690,181

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.5%
201,695	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(c)(d) (Cost $201,695)	201,695

	Total Investments in Securities (Cost $2,887,649)—107.5%	2,891,876
	Other assets less liabilities—(7.5)%	(201,110)

	Net Assets—100.0%	$2,690,766

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Schedule of Investments

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

October 31, 2018

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
2,824	Invesco 1-30 Laddered Treasury ETF	$86,330
2,829	Invesco Emerging Markets Sovereign Debt ETF	73,894
2,080	Invesco FTSE RAFI Developed Markets ex-US ETF	83,158
1,104	Invesco FTSE RAFI US 1000 ETF	123,173
314	Invesco FTSE RAFI US 1500 Small-Mid ETF	40,277
5,105	Invesco Fundamental High Yield® Corporate Bond ETF	92,962
6,091	Invesco Fundamental Investment Grade Corporate Bond ETF	149,169
5,347	Invesco Preferred ETF	74,912
2,811	Invesco PureBetaSM 0-5 Yr US TIPS ETF	68,813
2,160	Invesco Russell Top 200 Pure Growth ETF	105,775
1,382	Invesco S&P 500® Low Volatility ETF	66,322
2,241	Invesco S&P International Developed Low Volatility ETF(b)	68,866
383	Invesco S&P MidCap Low Volatility ETF	17,698
2,730	Invesco Senior Loan ETF	62,817
6,468	Invesco Variable Rate Investment Grade ETF	161,829

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,260,625)—100.0%	1,275,995

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
6,206	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(c)(d) (Cost $6,206)	6,206

	Total Investments in Securities (Cost $1,266,831)—100.5%	1,282,201
	Other assets less liabilities—(0.5)%	(5,817)

	Net Assets—100.0%	$1,276,384

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Schedule of Investments(a)

Invesco Multi-Strategy Alternative ETF (LALT)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests—36.8%
	Communication Services—3.8%
444	AT&T, Inc.	$13,622
691	CenturyLink, Inc.	14,262
317	Discovery, Inc., Class A(b)	10,268
694	Discovery, Inc., Class C(b)	20,341
888	DISH Network Corp., Class A(b)	27,297
654	Interpublic Group of Cos., Inc. (The)	15,147
231	TripAdvisor, Inc.(b)	12,045
885	Twenty-First Century Fox, Inc., Class B	39,984
128	Walt Disney Co. (The)	14,698

		167,664

	Consumer Discretionary—4.8%
146	Advance Auto Parts, Inc.	23,325
463	eBay, Inc.(b)	13,441
318	Foot Locker, Inc.	14,990
1,640	Ford Motor Co.	15,662
552	Gap, Inc. (The)	15,070
644	Goodyear Tire & Rubber Co. (The)	13,563
331	Harley-Davidson, Inc.	12,651
206	Kohl’s Corp.	15,600
350	Leggett & Platt, Inc.	12,708
456	Macy’s, Inc.	15,636
1,739	Newell Brands, Inc.	27,615
116	Ralph Lauren Corp., Class A	15,035
130	Whirlpool Corp.	14,269

		209,565

	Consumer Staples—3.7%
146	JM Smucker Co. (The)	15,815
269	Kraft Heinz Co. (The)	14,787
243	Molson Coors Brewing Co., Class B	15,552
178	Procter & Gamble Co. (The)	15,785
964	Sysco Corp.	68,762
255	Tyson Foods, Inc., Class A	15,279
205	Walgreens Boots Alliance, Inc.	16,353

		162,333

	Energy—2.1%
121	Chevron Corp.	13,510
174	Exxon Mobil Corp.	13,864
564	Hess Corp.	32,373
412	Newfield Exploration Co.(b)	8,322
486	TechnipFMC PLC (United Kingdom)	12,782
130	Valero Energy Corp.	11,842

		92,693

	Financials—1.6%
111	Affiliated Managers Group, Inc.	12,616
249	Brighthouse Financial, Inc.(b)	9,868
222	Cboe Global Markets, Inc.	25,053
265	Raymond James Financial, Inc.	20,323

		67,860

	Health Care—2.9%
90	ABIOMED, Inc.(b)	30,708
190	CVS Health Corp.	13,754
287	DaVita, Inc.(b)	19,326
363	Incyte Corp.(b)	23,530
261	Perrigo Co. PLC	18,348

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
180	Universal Health Services, Inc., Class B	$21,881

		127,547

	Industrials—4.7%
874	Arconic, Inc.	17,768
101	Cummins, Inc.	13,806
275	Delta Air Lines, Inc.	15,051
171	Eaton Corp. PLC	12,256
239	Equifax, Inc.	24,244
262	Flowserve Corp.	12,026
88	Huntington Ingalls Industries, Inc.	19,226
424	Johnson Controls International PLC	13,555
626	Masco Corp.	18,780
327	Pentair PLC (United Kingdom)	13,129
97	TransDigm Group, Inc.(b)	32,034
174	United Continental Holdings, Inc.(b)	14,879

		206,754

	Information Technology—4.8%
97	Alliance Data Systems Corp.	20,000
574	Cadence Design Systems, Inc.(b)	25,583
313	Intel Corp.	14,674
98	International Business Machines Corp.	11,312
505	Juniper Networks, Inc.	14,781
99	Lam Research Corp.	14,031
329	Micron Technology, Inc.(b)	12,410
271	Qorvo, Inc.(b)	19,921
1,275	Symantec Corp.	23,141
194	VeriSign, Inc.(b)	27,653
261	Western Digital Corp.	11,241
558	Xerox Corp.	15,552

		210,299

	Materials—3.6%
479	CF Industries Holdings, Inc.	23,006
155	Eastman Chemical Co.	12,144
279	FMC Corp.	21,784
730	Mosaic Co. (The)	22,586
484	Newmont Mining Corp.	14,965
231	Nucor Corp.	13,657
321	Sealed Air Corp.	10,388
267	Vulcan Materials Co.	27,005
282	WestRock Co.	12,118

		157,653

	Real Estate—2.6%
316	Apartment Investment & Management Co., Class A REIT	13,601
932	Kimco Realty Corp. REIT	14,996
151	Mid-America Apartment Communities, Inc. REIT	14,754
75	Public Storage REIT	15,410
228	SBA Communications Corp. REIT(b)	36,975
281	Ventas, Inc. REIT	16,309

		112,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—2.2%
187	Duke Energy Corp.	$15,452
529	Evergy, Inc.	29,619
890	FirstEnergy Corp.	33,179
190	Pinnacle West Capital Corp.	15,627

		93,877

	Total Common Stocks & Other Equity Interests (Cost $1,673,879)	1,608,290

	Money Market Fund—54.9%
2,398,450	Invesco Treasury Portfolio–Institutional Class, 2.09%(c) (Cost $2,398,450)	2,398,450

	Total Investments in Securities (Cost $4,072,329)—91.7%	4,006,740
	Other assets less liabilities—8.3%	363,367

	Net Assets—100.0%	$4,370,107

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
11/21/2018	Morgan Stanley	EUR	674,204	USD	776,500	$11,314
11/21/2018	Morgan Stanley	SEK	1,392,188	USD	155,100	2,513
11/21/2018	Morgan Stanley	JPY	9,013,925	USD	80,300	306
11/21/2018	Morgan Stanley	CHF	301,307	USD	303,500	3,394

Subtotal-Appreciation						17,527

11/21/2018	Morgan Stanley	USD	165,600	AUD	232,105	(1,056)
11/21/2018	Morgan Stanley	USD	174,200	CAD	226,827	(1,414)
11/21/2018	Morgan Stanley	USD	257,400	GBP	196,628	(5,926)
11/21/2018	Morgan Stanley	USD	160,900	NOK	1,321,898	(3,486)
11/21/2018	Morgan Stanley	USD	557,400	NZD	848,733	(3,053)

Subtotal-Depreciation						(14,935)

Total Forward Foreign Currency Contracts—Currency Risk						$2,592

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

October 31, 2018

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	5	January-19	$99,625	$13,228	$13,228
CBOE Volatility Index (VIX) Futures	5	February-19	98,875	3,288	3,288

Subtotal-Equity Risk				16,516	16,516

Eurodollar Futures	50	September-19	12,108,125	(10,771)	(10,771)

Subtotal—Interest Rate Risk				(10,771)	(10,771)

Subtotal—Long Futures Contracts				5,745	5,745

Short Futures Contracts
S&P 500 E-Mini Futures	12	December-18	(1,626,660)	119,500	119,500
CBOE Volatility Index (VIX) Futures	2	December-18	(39,550)	(5,240)	(5,240)

Subtotal—Short Futures Contracts-Equity Risk				114,260	114,260

Total Futures Contracts				$120,005	$120,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Schedule of Investments(a)

Invesco S&P 500® Downside Hedged ETF (PHDG)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests—75.0%
	Communication Services—7.8%
690	Activision Blizzard, Inc.	$47,644
271	Alphabet, Inc., Class A(b)	295,547
279	Alphabet, Inc., Class C(b)	300,419
6,576	AT&T, Inc.	201,752
306	CBS Corp., Class B	17,549
861	CenturyLink, Inc.	17,771
161	Charter Communications, Inc., Class A(b)	51,580
4,141	Comcast Corp., Class A	157,938
276	Electronic Arts, Inc.(b)	25,110
2,184	Facebook, Inc., Class A(b)	331,509
395	Netflix, Inc.(b)	119,203
203	Omnicom Group, Inc.	15,087
103	Take-Two Interactive Software, Inc.(b)	13,274
955	Twenty-First Century Fox, Inc., Class A	43,472
441	Twenty-First Century Fox, Inc., Class B	19,924
652	Twitter, Inc.(b)	22,657
3,742	Verizon Communications, Inc.	213,631
373	Viacom, Inc., Class B	11,928
1,347	Walt Disney Co. (The)	154,676

		2,060,671

	Consumer Discretionary—7.0%
67	Advance Auto Parts, Inc.	10,704
370	Amazon.com, Inc.(b)	591,264
239	Aptiv PLC	18,355
24	AutoZone, Inc.(b)	17,603
220	Best Buy Co., Inc.	15,435
43	Booking Holdings, Inc.(b)	80,607
160	CarMax, Inc.(b)	10,866
365	Carnival Corp.	20,455
310	D.R. Horton, Inc.	11,148
113	Darden Restaurants, Inc.	12,040
241	Dollar General Corp.	26,842
216	Dollar Tree, Inc.(b)	18,209
842	eBay, Inc.(b)	24,443
107	Expedia Group, Inc.	13,421
3,545	Ford Motor Co.	33,855
1,188	General Motors Co.	43,469
133	Genuine Parts Co.	13,023
124	Hasbro, Inc.	11,372
270	Hilton Worldwide Holdings, Inc.	19,216
1,036	Home Depot, Inc. (The)	182,212
151	Kohl’s Corp.	11,435
264	Lennar Corp., Class A	11,347
734	Lowe’s Cos., Inc.	69,891
261	Marriott International, Inc., Class A	30,508
703	McDonald’s Corp.	124,361
462	MGM Resorts International	12,326
1,160	NIKE, Inc., Class B	87,046
73	O’Reilly Automotive, Inc.(b)	23,415
342	Ross Stores, Inc.	33,858
155	Royal Caribbean Cruises Ltd.	16,233
1,221	Starbucks Corp.	71,148
261	Tapestry, Inc.	11,043
477	Target Corp.	39,891
99	Tiffany & Co.	11,019
567	TJX Cos., Inc. (The)	62,302
51	Ulta Beauty, Inc.(b)	14,000

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
295	VF Corp.	$24,450
287	Yum! Brands, Inc.	25,948

		1,854,760

	Consumer Staples—5.7%
1,708	Altria Group, Inc.	111,088
507	Archer-Daniels-Midland Co.	23,956
222	Church & Dwight Co., Inc.	13,180
116	Clorox Co. (The)	17,220
3,466	Coca-Cola Co. (The)	165,952
786	Colgate-Palmolive Co.	46,806
355	Conagra Brands, Inc.	12,638
152	Constellation Brands, Inc., Class A	30,283
397	Costco Wholesale Corp.	90,766
203	Estee Lauder Cos., Inc. (The), Class A	27,900
539	General Mills, Inc.	23,608
127	Hershey Co. (The)	13,608
246	Hormel Foods Corp.	10,736
103	JM Smucker Co. (The)	11,157
229	Kellogg Co.	14,995
314	Kimberly-Clark Corp.	32,750
563	Kraft Heinz Co. (The)	30,948
722	Kroger Co. (The)	21,487
109	McCormick & Co., Inc.	15,696
170	Molson Coors Brewing Co., Class B	10,880
1,329	Mondelez International, Inc., Class A	55,791
360	Monster Beverage Corp.(b)	19,026
1,281	PepsiCo, Inc.	143,959
1,408	Philip Morris International, Inc.	124,003
2,254	Procter & Gamble Co. (The)	199,885
433	Sysco Corp.	30,886
268	Tyson Foods, Inc., Class A	16,059
764	Walgreens Boots Alliance, Inc.	60,944
1,299	Walmart, Inc.	130,264

		1,506,471

	Energy—4.3%
463	Anadarko Petroleum Corp.	24,632
347	Apache Corp.	13,127
377	Baker Hughes a GE Co.	10,062
1,736	Chevron Corp.	193,824
181	Concho Resources, Inc.(b)	25,175
1,053	ConocoPhillips	73,605
461	Devon Energy Corp.	14,936
525	EOG Resources, Inc.	55,304
278	EQT Corp.	9,444
3,835	Exxon Mobil Corp.	305,573
797	Halliburton Co.	27,640
228	Hess Corp.	13,087
1,719	Kinder Morgan, Inc.	29,257
774	Marathon Oil Corp.	14,698
607	Marathon Petroleum Corp.	42,763
347	National Oilwell Varco, Inc.	12,770
437	Noble Energy, Inc.	10,860
692	Occidental Petroleum Corp.	46,412
373	ONEOK, Inc.	24,469
387	Phillips 66	39,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
154	Pioneer Natural Resources Co.	$22,680
1,254	Schlumberger Ltd.	64,343
387	TechnipFMC PLC (United Kingdom)	10,178
387	Valero Energy Corp.	35,252
1,095	Williams Cos., Inc. (The)	26,641

		1,146,523

	Financials—10.3%
696	Aflac, Inc.	29,977
313	Allstate Corp. (The)	29,960
639	American Express Co.	65,644
805	American International Group, Inc.	33,238
128	Ameriprise Financial, Inc.	16,287
220	Aon PLC	34,360
166	Arthur J. Gallagher & Co.	12,286
8,413	Bank of America Corp.	231,357
833	Bank of New York Mellon Corp. (The)	39,426
702	BB&T Corp.	34,510
1,766	Berkshire Hathaway, Inc., Class B(b)	362,524
111	BlackRock, Inc.	45,668
433	Capital One Financial Corp.	38,667
100	Cboe Global Markets, Inc.	11,285
1,089	Charles Schwab Corp. (The)	50,355
420	Chubb Ltd.	52,462
2,279	Citigroup, Inc.	149,183
431	Citizens Financial Group, Inc.	16,098
308	CME Group, Inc.	56,438
155	Comerica, Inc.	12,642
310	Discover Financial Services	21,598
235	E*TRADE Financial Corp.	11,614
604	Fifth Third Bancorp	16,302
318	Goldman Sachs Group, Inc. (The)	71,668
325	Hartford Financial Services Group, Inc. (The)	14,762
1,000	Huntington Bancshares, Inc.	14,330
520	Intercontinental Exchange, Inc.	40,061
460	Invesco Ltd.(c)	9,987
3,043	JPMorgan Chase & Co.	331,748
953	KeyCorp	17,306
196	Lincoln National Corp.	11,797
252	Loews Corp.	11,733
130	M&T Bank Corp.	21,503
457	Marsh & McLennan Cos., Inc.	38,731
901	MetLife, Inc.	37,112
151	Moody’s Corp.	21,967
1,200	Morgan Stanley	54,792
80	MSCI, Inc., Class A	12,030
202	Northern Trust Corp.	19,002
421	PNC Financial Services Group, Inc. (The)	54,094
239	Principal Financial Group, Inc.	11,250
528	Progressive Corp. (The)	36,802
378	Prudential Financial, Inc.	35,449
999	Regions Financial Corp.	16,953
228	S&P Global, Inc.	41,569
344	State Street Corp.	23,650
418	SunTrust Banks, Inc.	26,192
48	SVB Financial Group(b)	11,387
617	Synchrony Financial	17,819

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
221	T. Rowe Price Group, Inc.	$21,435
243	Travelers Cos., Inc. (The)	30,407
1,387	US Bancorp	72,498
3,925	Wells Fargo & Co.	208,928
119	Willis Towers Watson PLC	17,036

		2,725,879

	Health Care—11.5%
1,589	Abbott Laboratories	109,546
1,371	AbbVie, Inc.	106,732
41	ABIOMED, Inc.(b)	13,989
297	Aetna, Inc.	58,925
288	Agilent Technologies, Inc.	18,659
202	Alexion Pharmaceuticals, Inc.(b)	22,638
67	Align Technology, Inc.(b)	14,820
289	Allergan PLC	45,665
145	AmerisourceBergen Corp.	12,760
586	Amgen, Inc.	112,975
235	Anthem, Inc.	64,759
450	Baxter International, Inc.	28,129
243	Becton, Dickinson and Co.	56,011
182	Biogen, Inc.(b)	55,377
1,253	Boston Scientific Corp.(b)	45,283
1,477	Bristol-Myers Squibb Co.	74,648
280	Cardinal Health, Inc.	14,168
637	Celgene Corp.(b)	45,609
186	Centene Corp.(b)	24,239
298	Cerner Corp.(b)	17,069
221	Cigna Corp.	47,252
45	Cooper Cos., Inc. (The)	11,624
922	CVS Health Corp.	66,744
558	Danaher Corp.	55,465
189	Edwards Lifesciences Corp.(b)	27,896
865	Eli Lilly & Co.	93,801
509	Express Scripts Holding Co.(b)	49,358
1,174	Gilead Sciences, Inc.	80,043
245	HCA Healthcare, Inc.	32,715
139	Henry Schein, Inc.(b)	11,537
125	Humana, Inc.	40,051
78	IDEXX Laboratories, Inc.(b)	16,545
133	Illumina, Inc.(b)	41,383
103	Intuitive Surgical, Inc.(b)	53,682
147	IQVIA Holdings, Inc.(b)	18,071
2,429	Johnson & Johnson	340,036
93	Laboratory Corp. of America Holdings(b)	14,931
181	McKesson Corp.	22,582
1,223	Medtronic PLC	109,850
2,408	Merck & Co., Inc.	177,253
23	Mettler-Toledo International, Inc.(b)	12,577
466	Mylan NV(b)	14,562
5,309	Pfizer, Inc.	228,606
124	Quest Diagnostics, Inc.	11,670
70	Regeneron Pharmaceuticals, Inc.(b)	23,747
129	ResMed, Inc.	13,664
281	Stryker Corp.	45,584
364	Thermo Fisher Scientific, Inc.	85,049
871	UnitedHealth Group, Inc.	227,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
231	Vertex Pharmaceuticals, Inc.(b)	$39,145
70	Waters Corp.(b)	13,278
45	WellCare Health Plans, Inc.(b)	12,420
184	Zimmer Biomet Holdings, Inc.	20,901
436	Zoetis, Inc.	39,305

		3,040,964

	Industrials—6.7%
531	3M Co.	101,028
371	American Airlines Group, Inc.	13,015
210	AMETEK, Inc.	14,087
484	Boeing Co. (The)	171,752
126	C.H. Robinson Worldwide, Inc.	11,218
538	Caterpillar, Inc.	65,270
78	Cintas Corp.	14,186
739	CSX Corp.	50,887
136	Cummins, Inc.	18,590
292	Deere & Co.	39,548
570	Delta Air Lines, Inc.	31,196
133	Dover Corp.	11,018
393	Eaton Corp. PLC	28,166
570	Emerson Electric Co.	38,692
109	Equifax, Inc.	11,057
158	Expeditors International of Washington, Inc.	10,614
260	Fastenal Co.	13,367
221	FedEx Corp.	48,695
279	Fortive Corp.	20,716
252	General Dynamics Corp.	43,490
7,870	General Electric Co.	79,487
106	Harris Corp.	15,763
673	Honeywell International, Inc.	97,464
323	IHS Markit Ltd.(b)	16,967
279	Illinois Tool Works, Inc.	35,592
222	Ingersoll-Rand PLC	21,299
837	Johnson Controls International PLC	26,759
71	L3 Technologies, Inc.	13,452
224	Lockheed Martin Corp.	65,822
254	Norfolk Southern Corp.	42,629
157	Northrop Grumman Corp.	41,126
318	PACCAR, Inc.	18,193
120	Parker-Hannifin Corp.	18,196
258	Raytheon Co.	45,160
198	Republic Services, Inc.	14,391
112	Rockwell Automation, Inc.	18,450
149	Rockwell Collins, Inc.	19,075
94	Roper Technologies, Inc.	26,593
467	Southwest Airlines Co.	22,930
139	Stanley Black & Decker, Inc.	16,196
225	Textron, Inc.	12,067
44	TransDigm Group, Inc.(b)	14,531
669	Union Pacific Corp.	97,821
207	United Continental Holdings, Inc.(b)	17,700
628	United Parcel Service, Inc., Class B	66,907
681	United Technologies Corp.	84,587
149	Verisk Analytics, Inc.(b)	17,856
42	W.W. Grainger, Inc.	11,927
357	Waste Management, Inc.	31,941

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
162	Xylem, Inc.	$10,624

		1,778,097

	Information Technology—15.8%
580	Accenture PLC, Class A	91,420
444	Adobe, Inc.(b)	109,117
777	Advanced Micro Devices, Inc.(b)	14,149
272	Amphenol Corp., Class A	24,344
336	Analog Devices, Inc.	28,127
76	ANSYS, Inc.(b)	11,366
4,061	Apple, Inc.	888,791
890	Applied Materials, Inc.	29,263
47	Arista Networks, Inc.(b)	10,827
198	Autodesk, Inc.(b)	25,592
397	Automatic Data Processing, Inc.	57,200
390	Broadcom, Inc.	87,161
105	Broadridge Financial Solutions, Inc.	12,279
284	CA, Inc.	12,598
256	Cadence Design Systems, Inc.(b)	11,410
4,140	Cisco Systems, Inc.	189,405
117	Citrix Systems, Inc.(b)	11,989
526	Cognizant Technology Solutions Corp., Class A	36,310
734	Corning, Inc.	23,451
255	DXC Technology Co.	18,572
298	Fidelity National Information Services, Inc.	31,022
366	Fiserv, Inc.(b)	29,024
80	FleetCor Technologies, Inc.(b)	16,002
130	Fortinet, Inc.(b)	10,683
83	Gartner, Inc.(b)	12,244
144	Global Payments, Inc.	16,449
1,333	Hewlett Packard Enterprise Co.	20,328
1,433	HP, Inc.	34,593
4,176	Intel Corp.	195,771
827	International Business Machines Corp.	95,461
234	Intuit, Inc.	49,374
142	KLA-Tencor Corp.	12,999
143	Lam Research Corp.	20,267
827	Mastercard, Inc., Class A	163,473
213	Microchip Technology, Inc.	14,011
1,051	Micron Technology, Inc.(b)	39,644
6,800	Microsoft Corp.	726,308
147	Motorola Solutions, Inc.	18,016
235	NetApp, Inc.	18,445
551	NVIDIA Corp.	116,167
2,560	Oracle Corp.	125,030
289	Paychex, Inc.	18,927
1,072	PayPal Holdings, Inc.(b)	90,252
1,273	QUALCOMM, Inc.	80,059
160	Red Hat, Inc.(b)	27,462
685	salesforce.com, Inc.(b)	94,009
162	Skyworks Solutions, Inc.	14,055
563	Symantec Corp.	10,218
134	Synopsys, Inc.(b)	11,997
315	TE Connectivity Ltd.	23,757
881	Texas Instruments, Inc.	81,783
152	Total System Services, Inc.	13,855
97	VeriSign, Inc.(b)	13,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

October 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
1,609	Visa, Inc., Class A	$221,801
263	Western Digital Corp.	11,327
229	Xilinx, Inc.	19,550

		4,191,560

	Materials—1.8%
199	Air Products & Chemicals, Inc.	30,716
311	Ball Corp.	13,933
236	CF Industries Holdings, Inc.	11,335
2,090	DowDuPont, Inc.	112,693
143	Eastman Chemical Co.	11,204
230	Ecolab, Inc.	35,224
1,312	Freeport-McMoRan, Inc.	15,285
92	International Flavors & Fragrances, Inc.	13,309
371	International Paper Co.	16,828
475	Linde PLC (United Kingdom)	78,598
289	LyondellBasell Industries NV, Class A	25,799
483	Newmont Mining Corp.	14,934
286	Nucor Corp.	16,908
220	PPG Industries, Inc.	23,120
74	Sherwin-Williams Co. (The)	29,117
120	Vulcan Materials Co.	12,137

		461,140

	Real Estate—1.9%
96	Alexandria Real Estate Equities, Inc. REIT	11,734
399	American Tower Corp. REIT	62,168
125	AvalonBay Communities, Inc. REIT	21,923
140	Boston Properties, Inc. REIT	16,906
286	CBRE Group, Inc., Class A(b)	11,523
376	Crown Castle International Corp. REIT	40,886
186	Digital Realty Trust, Inc. REIT	19,206
72	Equinix, Inc. REIT	27,269
333	Equity Residential REIT	21,632
60	Essex Property Trust, Inc. REIT	15,047
115	Extra Space Storage, Inc. REIT	10,357
426	HCP, Inc. REIT	11,736
672	Host Hotels & Resorts, Inc. REIT	12,842
103	Mid-America Apartment Communities, Inc. REIT	10,064
571	Prologis, Inc. REIT	36,812
135	Public Storage REIT	27,738
262	Realty Income Corp. REIT	15,791
104	SBA Communications Corp. REIT(b)	16,866
280	Simon Property Group, Inc. REIT	51,386
323	Ventas, Inc. REIT	18,747
157	Vornado Realty Trust REIT	10,689
337	Welltower, Inc. REIT	22,266
686	Weyerhaeuser Co. REIT	18,268

		511,856

	Utilities—2.2%
221	Ameren Corp.	14,272
447	American Electric Power Co., Inc.	32,792
163	American Water Works Co., Inc.	14,430
446	CenterPoint Energy, Inc.	12,046
256	CMS Energy Corp.	12,677

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
282	Consolidated Edison, Inc.	$21,432
592	Dominion Energy, Inc.	42,281
165	DTE Energy Co.	18,546
646	Duke Energy Corp.	53,379
295	Edison International	20,470
163	Entergy Corp.	13,684
246	Evergy, Inc.	13,773
287	Eversource Energy	18,156
875	Exelon Corp.	38,334
440	FirstEnergy Corp.	16,403
427	NextEra Energy, Inc.	73,657
469	PG&E Corp.(b)	21,954
633	PPL Corp.	19,243
458	Public Service Enterprise Group, Inc.	24,471
248	Sempra Energy	27,310
918	Southern Co. (The)	41,338
285	WEC Energy Group, Inc.	19,494
461	Xcel Energy, Inc.	22,594

		592,736

	Total Common Stocks & Other Equity Interests (Cost $20,287,889)	19,870,657

	Money Market Fund—17.2%
4,575,057	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $4,575,057)	4,575,057

	Total Investments in Securities (Cost $24,862,946)—92.2%	24,445,714
	Other assets less liabilities—7.8%	2,077,032

	Net Assets—100.0%	$26,522,746

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

October 31, 2018

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
CBOE Volatility Index (VIX) Futures	96	November-18	$1,946,400	$174,040	$174,040
CBOE Volatility Index (VIX) Futures	240	December-18	4,746,000	40,436	40,436

Total Futures Contracts—Equity Risk				$214,476	$214,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Schedule of Investments

Invesco Ultra Short Duration ETF (GSY)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—49.6%
	Advertising—0.1%
$2,000,000	Interpublic Group of Cos., Inc. (The)	3.500%	10/01/2020	$1,998,706

	Aerospace/Defense—2.3%
10,000,000	General Dynamics Corp.	2.875	05/11/2020	9,965,313
6,800,000	Harris Corp. (3 mo. USD LIBOR + 0.48%)(a)	2.786	02/27/2019	6,802,672
10,000,000	Northrop Grumman Corp.	5.050	08/01/2019	10,134,079
3,575,000	United Technologies Corp.	1.500	11/01/2019	3,518,923
2,578,000	United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(a)	2.965	08/16/2021	2,581,089
4,631,000	United Technologies Corp.	3.350	08/16/2021	4,611,931

				37,614,007

	Agriculture—0.5%
8,314,000	Altria Group, Inc.	2.625	01/14/2020	8,262,196

	Auto Manufacturers—1.1%
6,552,000	General Motors Co. (3 mo. USD LIBOR + 0.80%)(a)	3.143	08/07/2020	6,566,044
1,500,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.45%)(a)	3.791	05/09/2019	1,507,159
10,000,000	Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(a)(b)	3.348	07/08/2021	10,039,851

				18,113,054

	Banks—19.8%
4,834,000	ABN AMRO Bank NV (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	2.881	08/27/2021	4,839,946
9,360,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.66%)(a)(b)	3.026	09/23/2019	9,406,785
4,737,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.46%)(a)(b)	2.772	05/17/2021	4,741,211
2,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.66%)(a)	3.129	07/21/2021	2,260,314
8,850,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.65%)(a)	3.046	10/01/2021	8,883,378
7,250,000	Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.66%)(a)	2.992	06/14/2019	7,272,318
9,250,000	BNZ International Funding Ltd. (New Zealand) (3 mo. USD LIBOR + 0.70%)(a)(b)	3.012	02/21/2020	9,311,068
2,250,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.76%)(a)	3.098	05/12/2020	2,261,322
4,100,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(a)	2.970	10/30/2020	4,097,906
5,050,000	Capital One NA (3 mo. USD LIBOR + 0.77%)(a)	3.099	09/13/2019	5,072,167
2,000,000	Citibank NA, BKNT (3 mo. USD LIBOR + 0.50%)(a)	2.834	06/12/2020	2,009,546
9,400,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(a)	3.204	01/10/2020	9,451,841
10,000,000	Citizens Bank NA (3 mo. USD LIBOR + 0.54%)(a)	2.861	03/02/2020	10,026,017
6,150,000	Commonwealth Bank of Australia, MTN (Australia) (3 mo. USD LIBOR + 0.40%)(a)(b)	2.737	09/18/2020	6,169,372
14,474,000	Cooperatieve Rabobank UA, MTN (Netherlands)	2.250	01/14/2020	13,995,975
9,750,000	Credit Agricole SA, MTN (France) (3 mo. USD LIBOR + 0.97%)(a)(b)	3.297	06/10/2020	9,860,039
7,500,000	Fifth Third Bank (3 mo. USD LIBOR + 0.59%)(a)	2.971	09/27/2019	7,516,780
8,000,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(a)	3.637	04/23/2020	8,090,083
250,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.20%)(a)	3.534	09/15/2020	253,543
8,485,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 0.73%)(a)	3.111	12/27/2020	8,514,691
10,714,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	2.984	09/11/2021	10,736,296
10,000,000	Huntington National Bank (The), BKNT (3 mo. USD LIBOR + 0.51%)(a)	2.837	03/10/2020	10,031,149
12,000,000	ING Bank NV (Netherlands)(b)	1.650	08/15/2019	11,869,278
5,500,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.84%)(a)	3.206	03/22/2019	5,511,020
5,400,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.68%)(a)	3.001	06/01/2021	5,410,041
6,521,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	2.833	05/07/2021	6,531,835
3,000,000	Macquarie Bank Ltd., MTN (Australia) (3 mo. USD LIBOR + 1.18%)(a)(b)	3.616	01/15/2019	3,004,956
3,342,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.88%)(a)	4.201	03/01/2021	3,450,476
6,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(a)	3.158	07/26/2021	6,026,121
6,850,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.474	09/13/2021	6,949,095
6,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.38%)(a)	3.916	02/01/2019	6,518,540
1,250,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.55%)(a)	2.891	02/10/2021	1,250,859
2,900,000	Morgan Stanley, Series 3NC2 (3 mo. USD LIBOR + 0.80%)(a)	3.119	02/14/2020	2,903,568
5,000,000	National Australia Bank Ltd., MTN (Australia) (3 mo. USD LIBOR + 0.78%)(a)(b)	3.216	01/14/2019	5,006,631
5,000,000	National Bank of Canada, BKNT (Canada) (3 mo. USD LIBOR + 0.84%)(a)	3.172	12/14/2018	5,004,556
3,000,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.47%)(a)(b)	2.787	05/29/2020	3,006,151
9,000,000	Nordea Bank Abp, MTN (Finland) (3 mo. USD LIBOR + 0.62%)(a)(b)	3.006	09/30/2019	9,037,599
5,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.24%)(a)	2.748	10/26/2020	5,002,569
10,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.39%)(a)	2.910	04/30/2021	10,017,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
$6,100,000	Santander UK PLC (United Kingdom) (3 mo. USD LIBOR + 1.48%)(a)	3.812%	03/14/2019	$6,129,913
6,772,000	Standard Chartered PLC, MTN (United Kingdom) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.452	08/19/2019	6,815,113
6,667,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.37%)(a)	2.806	10/16/2020	6,669,384
1,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.68%)(a)	4.007	03/09/2021	1,028,578
2,300,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.590	10/19/2021	2,340,272
2,300,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.44%)(a)(b)	2.779	09/19/2019	2,304,818
9,200,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.91%)(a)(b)	3.355	10/18/2019	9,259,586
8,277,000	SunTrust Bank, BKNT (3 mo. USD LIBOR + 0.50%)(a)	3.008	10/26/2021	8,280,450
8,550,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.216	04/14/2021	8,803,906
2,500,000	United Overseas Bank Ltd., MTN (Singapore) (3 mo. USD LIBOR + 0.48%)(a)(b)	2.957	04/23/2021	2,503,096
7,000,000	Wells Fargo Bank NA, BKNT (3 mo. USD LIBOR + 0.60%)(a)	2.912	05/24/2019	7,017,339
6,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.71%)(a)	3.048	05/13/2019	6,017,869

				318,473,242

	Beverages—0.2%
3,650,000	Molson Coors Brewing Co.	1.450	07/15/2019	3,607,180

	Computers—1.3%
9,875,000	Apple, Inc.	2.000	11/13/2020	9,665,166
4,298,000	Hewlett Packard Enterprise Co.(b)	2.100	10/04/2019	4,257,331
7,059,000	Hewlett Packard Enterprise Co. (3 mo. USD LIBOR + 0.72%)(a)	3.059	10/05/2021	7,062,970

				20,985,467

	Diversified Financial Services—1.0%
4,000,000	AIG Global Funding (3 mo. USD LIBOR + 0.46%)(a)(b)	2.833	06/25/2021	4,007,059
6,260,000	Air Lease Corp.	3.500	01/15/2022	6,194,217
5,000,000	American Express Co. (3 mo. USD LIBOR + 0.53%)(a)	2.837	05/17/2021	5,008,346

				15,209,622

	Electric—2.0%
10,000,000	Exelon Generation Co. LLC	4.000	10/01/2020	10,084,902
7,000,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.32%)(a)	2.636	09/03/2019	7,009,161
7,200,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	7,200,770
5,680,000	Progress Energy, Inc.	4.875	12/01/2019	5,792,746
2,350,000	Southern Co. (The)	2.150	09/01/2019	2,330,048

				32,417,627

	Environmental Control—0.4%
5,893,000	Waste Management, Inc.	4.750	06/30/2020	6,034,984

	Food—2.3%
8,100,000	General Mills, Inc. (3 mo. USD LIBOR + 0.54%)(a)	2.976	04/16/2021	8,096,002
8,350,000	Kraft Heinz Foods Co. (3 mo. USD LIBOR + 0.57%)(a)	2.911	02/10/2021	8,368,086
10,000,000	Mondelez International Holdings Netherlands BV(b)	1.625	10/28/2019	9,835,740
10,000,000	Tyson Foods, Inc.	2.650	08/15/2019	9,973,801

				36,273,629

	Healthcare-Products—0.3%
4,450,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.089	03/19/2021	4,452,582

	Healthcare-Services—1.5%
15,000,000	Halfmoon Parent, Inc.(b)	3.200	09/17/2020	14,926,767
9,685,000	UnitedHealth Group, Inc.	2.700	07/15/2020	9,611,026

				24,537,793

	Insurance—3.3%
3,050,000	Assurant, Inc. (3 mo. USD LIBOR + 1.25%)(a)	3.624	03/26/2021	3,054,425
11,100,000	Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(a)(b)	2.638	01/08/2021	11,092,353
5,402,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	2.790	09/07/2020	5,408,180
12,000,000	New York Life Global Funding(b)	1.950	09/28/2020	11,723,892
6,665,000	New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(a)(b)	2.661	08/06/2021	6,671,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Insurance (continued)
$4,560,000	Pricoa Global Funding I(b)	1.450%	09/13/2019	$4,497,565
7,500,000	Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(a)(b)	2.674	06/26/2020	7,508,903
3,470,000	Principal Life Global Funding II(b)	2.625	11/19/2020	3,419,721

				53,376,045

	Machinery-Diversified—1.0%
6,667,000	John Deere Capital Corp., GMTN (3 mo. USD LIBOR + 0.18%)(a)	2.588	01/07/2020	6,670,247
10,000,000	John Deere Capital Corp., MTN (3 mo. USD LIBOR + 0.29%)(a)	2.656	06/22/2020	10,023,408

				16,693,655

	Media—2.4%
6,341,000	CBS Corp.	2.300	08/15/2019	6,301,602
20,000,000	Comcast Corp. (3 mo. USD LIBOR + 0.44%)(a)	2.848	10/01/2021	20,015,694
11,650,000	Discovery Communications LLC (3 mo. USD LIBOR + 0.71%)(a)	3.048	09/20/2019	11,693,160

				38,010,456

	Miscellaneous Manufacturing—0.3%
5,000,000	Siemens Financieringsmaatschappij NV (Germany) (3 mo. USD LIBOR + 0.34%)(a)(b)	2.674	03/16/2020	5,009,295

	Oil & Gas—2.1%
12,735,000	Chevron Corp.	1.991	03/03/2020	12,561,689
10,000,000	EOG Resources, Inc.	4.400	06/01/2020	10,171,546
5,900,000	EQT Corp. (3 mo. USD LIBOR + 0.77%)(a)	3.166	10/01/2020	5,898,949
3,050,000	Phillips 66 (3 mo. USD LIBOR + 0.65%)(a)(b)	3.086	04/15/2019	3,050,951
1,900,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	2.911	02/26/2021	1,901,416

				33,584,551

	Packaging & Containers—0.2%
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (3 mo. USD LIBOR + 3.50%)(a)(b)	5.936	07/15/2021	2,835,000

	Pharmaceuticals—4.4%
13,183,000	AbbVie, Inc.	2.500	05/14/2020	13,015,671
2,600,000	Allergan Funding SCS (3 mo. USD LIBOR + 1.26%)(a)	3.589	03/12/2020	2,629,371
13,606,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.003	06/25/2021	13,616,286
3,450,000	CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(a)	2.957	03/09/2020	3,461,910
5,000,000	CVS Health Corp.	3.125	03/09/2020	4,990,175
3,250,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.047	03/09/2021	3,268,405
10,700,000	Express Scripts Holding Co. (3 mo. USD LIBOR + 0.75%)(a)	3.065	11/30/2020	10,702,949
6,757,000	GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(a)	2.669	05/14/2021	6,772,655
12,000,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	11,854,203

				70,311,625

	Pipelines—0.8%
12,500,000	Enterprise Products Operating LLC	5.250	01/31/2020	12,791,846

	REITs—0.3%
5,350,000	AvalonBay Communities, Inc., MTN (3 mo. USD LIBOR + 0.43%)(a)	2.866	01/15/2021	5,349,980

	Telecommunications—1.9%
9,500,000	AT&T, Inc. (3 mo. USD LIBOR + 0.93%)(a)	3.316	06/30/2020	9,584,464
3,727,000	AT&T, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.386	07/15/2021	3,768,890
9,500,000	Deutsche Telekom International Finance BV (Germany) (3 mo. USD LIBOR + 0.58%)(a)(b)	3.029	01/17/2020	9,531,762
7,950,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(a)	2.860	05/22/2020	7,988,257

				30,873,373

	Trucking & Leasing—0.1%
1,775,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(b)	3.190	07/30/2021	1,781,654

	Total Corporate Bonds and Notes (Cost $797,956,103)			798,597,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Asset-Backed Securities—9.5%
$1,800,000	ABPCI Direct Lending Fund CLO I LLC, Class A1, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.249%	07/20/2029	$1,799,768
481,032	Accredited Mortgage Loan Trust, Class A3, Series 2007-1 (1 mo. USD LIBOR + 0.13%)(a)	2.411	02/25/2037	481,506
2,000,000	ACIS CLO Ltd., Class A1, Series 2015-6A (Cayman Islands) (3 mo. USD LIBOR + 1.59%)(a)(b)	4.131	05/01/2027	2,003,224
2,000,000	AMMC CLO Ltd., Class A2R, Series 2016-15A (Cayman Islands) (3 mo. USD LIBOR + 1.35%)(a)(b)	3.677	12/09/2026	2,003,247
5,740,793	Avery Point V CLO Ltd., Class AR, Series 2017-5A (Cayman Islands) (3 mo. USD LIBOR + 0.98%)(a)(b)	3.429	07/17/2026	5,731,556
9,000,000	Avery Point VI CLO Ltd., Class AR, Series 2018-6A (Cayman Islands) (3 mo. USD LIBOR + 1.05%)(a)(b)	3.263	08/05/2027	9,014,055
2,343,335	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(a)	2.421	11/25/2036	2,289,731
2,000,000	Cerberus Loan Funding XVI LP, Class A2, Series 2016-2A (Cayman Islands) (3 mo. USD LIBOR + 2.35%)(a)(b)	4.786	11/15/2027	2,004,936
2,258,018	CIT Mortgage Loan Trust, Class 1A, Series 2007-1 (1 mo. USD LIBOR + 1.35%)(a)(b)	3.631	10/25/2037	2,287,568
497,711	Countrywide Asset-Backed Certificates, Class M1, Series 2004-SD2 (1 mo. USD LIBOR + 0.62%)(a)(b)	2.901	06/25/2033	494,990
2,230,175	Countrywide Asset-Backed Certificates, Class 1A1, Series 2006-6 (1 mo. USD LIBOR + 0.17%)(a)	2.451	09/25/2036	2,201,411
2,000,000	Crown Point CLO III Ltd., Class A2R, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.45%)(a)(b)	3.886	12/31/2027	1,996,876
2,691,831	CWABS, Inc. Asset-Backed Certificates Trust, Class M1, Series 2004-4 (1 mo. USD LIBOR + 0.72%)(a)	3.001	07/25/2034	2,711,823
2,000,000	Fortress Credit Opportunities IX CLO Ltd., Class A1T, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.55%)(a)(b)	3.864	11/15/2029	1,999,988
1,500,000	Fortress Credit Opportunities VII CLO Ltd., Class A1T, Series 2016-7A (Cayman Islands) (3 mo. USD LIBOR + 2.05%)(a)(b)	4.384	12/15/2028	1,505,670
1,000,000	Golub Capital BDC CLO LLC, Class BR, Series 2018-1A (3 mo. USD LIBOR + 1.40%)(a)(b)	3.890	04/25/2026	1,001,354
3,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2016-33A (Cayman Islands) (3 mo. USD LIBOR + 2.48%)(a)(b)	4.792	11/21/2028	3,008,265
4,800,000	Golub Capital Partners CLO Ltd., Class A1R, Series 2017-16A (Cayman Islands) (3 mo. USD LIBOR + 1.70%)(a)(b)	4.060	07/25/2029	4,808,902
5,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2018-36A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.641	02/05/2031	4,987,297
10,000,000	Golub Capital Partners CLO Ltd., Class A1, Series 2018-39A (Cayman Islands) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.610	10/20/2028	10,002,402
1,248,793	GSAMP Trust, Class M1, Series 2005-HE6 (1 mo. USD LIBOR + 0.44%)(a)	2.721	11/25/2035	1,254,780
1,000,000	Halcyon Loan Advisors Funding Ltd., Class B, Series 2012-1A (Cayman Islands) (3 mo. USD LIBOR + 3.00%)(a)(b)	5.314	08/15/2023	1,001,387
2,500,000	HSI Asset Securitization Corp. Trust, Class M2, Series 2006-OPT2 (1 mo. USD LIBOR + 0.39%)(a)	2.671	01/25/2036	2,482,439
5,500,000	Hunt CRE Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.00%)(a)(b)	3.280	08/15/2034	5,497,453
2,000,000	KKR CLO Ltd., Class A1A, Series 2016-15 (Cayman Islands) (3 mo. USD LIBOR + 1.56%)(a)(b)	4.005	10/18/2028	2,003,977
2,000,000	KKR CLO Ltd., Class A, Series 2018-21 (Cayman Islands) (3 mo. USD LIBOR + 1.00%)(a)(b)	3.436	04/15/2031	1,984,729
2,000,000	KVK CLO Ltd., Class BR, Series 2017-2A (Cayman Islands) (3 mo. USD LIBOR + 1.75%)(a)(b)	4.186	01/15/2026	2,001,708
4,000,000	KVK CLO Ltd., Class BR, Series 2017-2A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	4.086	07/15/2026	4,002,970
3,116,289	Nationstar Home Equity Loan Trust, Class 1AV1, Series 2007-B (1 mo. USD LIBOR + 0.22%)(a)	2.501	04/25/2037	3,078,392
2,500,000	Newstar Commercial Loan Funding LLC, Class BN, Series 2017-1A (3 mo. USD LIBOR + 2.50%)(a)(b)	4.838	03/20/2027	2,510,010
10,000,000	NextGear Floorplan Master Owner Trust, Class A1, Series 2017-1A (1 mo. USD LIBOR + 0.85%)(a)(b)	3.130	04/18/2022	10,065,500
3,000,000	Northwoods Capital XIV Ltd., Class AR, Series 2017-14A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.638	11/12/2025	3,003,048
7,500,000	NXT Capital CLO LLC, Class A, Series 2017-1A (3 mo. USD LIBOR + 1.70%)(a)(b)	4.169	04/20/2029	7,511,503
6,750,000	OCP CLO Ltd., Class A1RR, Series 2014-7A (Cayman Islands) (3 mo. USD LIBOR + 1.12%)(a)(b)	3.589	07/20/2029	6,750,000
2,830,000	OZLM IX Ltd., Class A1R, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.689	01/20/2027	2,832,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Principal Amount			Interest Rate	Maturity Date	Value
		Asset-Backed Securities (continued)
	$3,000,000	OZLM VIII Ltd., Class A1AR, Series 2017-8A (Cayman Islands) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.579%	10/17/2026	$3,001,604
	5,252,459	Raspro Trust, Class B, Series 2005-1A (3 mo. USD LIBOR + 0.93%)(a)(b)	3.394	03/23/2024	5,088,319
	2,000,000	Recette CLO Ltd., Class BR, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.769	10/20/2027	1,975,263
	2,500,000	Sudbury Mill CLO Ltd., Class B1R, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	4.099	01/17/2026	2,501,630
	11,000,000	TICP CLO II-2 Ltd., Class A1, Series 2018-IIA (Cayman Islands) (3 mo. USD LIBOR + 0.84%)(a)(b)	3.309	04/20/2028	10,896,233
	5,500,000	Venture XII CLO Ltd., Class ARR, Series 2018-12A (Cayman Islands) (3 mo. USD LIBOR + 0.80%)(a)(b)	3.111	02/28/2026	5,474,842
	1,500,000	Venture XVI CLO Ltd., Class ARR, Series 2018-16A (Cayman Islands) (3 mo. USD LIBOR + 0.85%)(a)(b)	3.286	01/15/2028	1,497,572
	3,600,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(b)	4.245	07/18/2028	3,627,350

		Total Asset-Backed Securities (Cost $151,956,562)			152,377,453

		U.S. Treasury Securities— 4.5%
	25,000,000	U.S. Treasury Note	2.500	05/31/2020	24,869,141
	20,000,000	U.S. Treasury Note	2.625	07/31/2020	19,920,703
	28,000,000	U.S. Treasury Note	2.625	08/31/2020	27,881,875

		Total U.S. Treasury Securities (Cost $72,892,031)			72,671,719

		Sovereign Debt Obligations—3.3%
		Japan—3.3%
JPY	3,000,000,000	Japan Government Two Year Bond, Series 373(c)	0.100	02/15/2019	26,603,385
JPY	1,100,000,000	Japan Treasury Discount Bill, Series 740(c)(d)	0.000	02/20/2019	9,755,013
JPY	1,900,000,000	Japan Treasury Discount Bill, Series 787(c)(d)	0.000	01/15/2019	16,844,736

		Total Sovereign Debt Obligations (Cost $53,222,156)			53,203,134

		Commercial Mortgage-Backed Securities—2.6%
	$ 12,696,000	Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2014-1A(b)	2.460	07/20/2020	12,660,743
	1,113,498	BSPRT Issuer Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.35%)(a)(b)	3.630	06/15/2027	1,115,763
	3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.087	06/11/2032	3,003,476
	12,200,000	GS Mortgage Securities Corp. Trust, Class A, Series 2017-STAY (1 mo. USD LIBOR + 0.85%)(a)(b)	3.130	07/15/2032	12,214,580
	6,434,621	Ladder Capital Commercial Mortgage Trust, Class A, Series 2017-FL1 (1 mo. USD LIBOR + 0.88%)(a)(b)	3.170	09/15/2034	6,439,277
	2,000,000	PFP Ltd., Class B, Series 2017-3 (Cayman Islands) (1 mo. USD LIBOR + 1.75%)(a)(b)	4.030	01/14/2035	2,004,850
	2,218,627	Resource Capital Corp. Ltd., Class A, Series 2017-CRE5 (Cayman Islands) (1 mo. USD LIBOR + 0.80%)(a)(b)	3.090	07/15/2034	2,219,632
	2,000,000	TPG Real Estate Finance Issuer Ltd., Class A, Series 2018-FL1 (Cayman Islands) (1 mo. USD LIBOR + 0.75%)(a)(b)	3.040	02/15/2035	2,001,541

		Total Commercial Mortgage-Backed Securities (Cost $41,652,720)			41,659,862

		Collateralized Mortgage Obligations—0.5%
	277,576	CSMC, Class 27A1, Series 2014-2R (1 mo. USD LIBOR + 0.20%)(a)(b)	2.416	02/27/2046	264,421
	6,208,836	FirstKey Master Funding Ltd., Class A6, Series 2017-R1 (Cayman Islands) (1 mo. USD LIBOR + 0.22%)(a)(b)	2.481	11/03/2041	6,181,518
	1,340,165	New Residential Mortgage Loan Trust, Class A1, Series 2017-5A (1 mo. USD LIBOR + 1.50%)(a)(b)	3.781	06/25/2057	1,376,040

		Total Collateralized Mortgage Obligations (Cost $7,646,656)			7,821,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—0.3%(e)(f)
	Commercial Services—0.1%
$2,104,858	Fly Funding II Sarl, Term Loan (Luxembourg) (3 mo. USD LIBOR + 2.00%)(a)	4.350%	02/09/2023	$2,103,543
	Retail—0.1%
1,130,395	Smart & Final Stores LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(a)	5.742	11/15/2022	1,095,426
	Software—0.1%
2,484,625	First Data Corp., Term Loan (1 mo. USD LIBOR + 2.00%)(a)	4.287	04/26/2024	2,474,015

	Total Variable Rate Senior Loan Interests (Cost $5,684,993)			5,672,984

	Commercial Paper—26.5%(g)
6,000,000	AT&T, Inc.	2.900	05/28/2019	5,897,416
20,000,000	Arrow Electronics, Inc.	2.870	11/26/2018	19,959,657
10,000,000	AutoNation, Inc.	2.700	11/05/2018	9,996,229
2,400,000	AutoNation, Inc.	2.700	11/06/2018	2,398,912
10,000,000	Aviation Capital Group LLC	2.460	11/09/2018	9,993,800
12,000,000	Bell Canada, Inc.	2.750	02/06/2019	11,911,604
10,000,000	Boston Scientific Corp.	2.600	11/13/2018	9,991,178
4,000,000	Boston Scientific Corp.	2.600	11/28/2018	3,992,250
5,000,000	Boston Scientific Corp.	2.730	12/26/2018	4,979,863
15,000,000	Catholic Health Initiatives	2.950	11/20/2018	14,981,125
3,000,000	Catholic Health Initiatives	3.050	01/28/2019	2,981,955
5,000,000	Catholic Health Initiatives	3.050	02/04/2019	4,967,320
12,100,000	Eni Finance USA, Inc.	2.670	01/14/2019	12,033,198
23,500,000	Enable Midstream Partners LP	2.850	11/02/2018	23,496,475
5,000,000	Enable Midstream Partners LP	3.000	11/26/2018	4,989,914
6,000,000	Enbridge Energy Partners LP	3.050	11/01/2018	5,999,605
11,000,000	Enbridge Energy Partners LP	3.120	11/02/2018	10,998,549
4,000,000	Enbridge Energy Partners LP	3.120	11/21/2018	3,994,220
7,400,000	Energy Transfer LP	2.950	11/09/2018	7,394,940
7,200,000	Energy Transfer LP	2.950	11/13/2018	7,192,837
10,000,000	Entergy Corp.	2.510	11/21/2018	9,984,559
10,000,000	Entergy Corp.	2.750	02/06/2019	9,921,437
10,000,000	Ford Motor Credit Co. LLC	3.020	04/08/2019	9,860,124
5,000,000	Ford Motor Credit Co. LLC	3.020	04/12/2019	4,927,873
7,000,000	General Motors Financial Co., Inc.	2.650	11/08/2018	6,995,766
20,000,000	Glencore Funding LLC	2.530	11/05/2018	19,993,028
7,600,000	Hitachi Capital America Corp.	2.480	11/13/2018	7,593,295
12,000,000	Humana, Inc.	2.800	01/07/2019	11,936,216
19,400,000	Keurig Dr Pepper, Inc.	2.500	11/06/2018	19,392,276
20,000,000	Kinder Morgan, Inc.	3.000	01/03/2019	19,896,782
17,400,000	Marriott International, Inc.	2.450	11/26/2018	17,368,747
5,000,000	Marriott International, Inc.	2.530	12/21/2018	4,981,803
10,000,000	Mondelez International, Inc.	2.600	12/10/2018	9,971,911
9,000,000	Royal Caribbean Cruises Ltd.	2.830	11/26/2018	8,983,893
10,000,000	Sempra Global	2.500	11/27/2018	9,981,333
7,000,000	Sherwin-Williams Co.	2.580	11/13/2018	6,994,313
15,000,000	Smithfield Foods, Inc.	2.770	11/09/2018	14,989,763
5,000,000	Societe Generale SA	2.810	08/26/2019	4,875,998
15,000,000	Suncor Energy, Inc.	2.610	01/03/2019	14,930,187
5,400,000	United Technologies Corp.	2.580	11/29/2018	5,389,155
7,950,000	VW Credit, Inc.	2.630	02/19/2019	7,882,149
13,000,000	WGL Holdings, Inc.	2.600	12/18/2018	12,955,228
10,000,000	WGL Holdings, Inc.	2.700	01/10/2019	9,947,914

	Total Commercial Paper (Cost $427,922,772)			427,904,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Repurchase Amount		Interest Rate	Maturity Date	Value
	Repurchase Agreements—2.2%
	Repurchase Agreements—2.2%
$12,000,000	Wells Fargo Securities LLC, agreement dated 07/13/2018, maturing value of $12,180,000 (collateralized by domestic non-agency asset-backed securities and a domestic collateralized debt obligation valued at $13,200,000; 0.000%-6.031%; 03/09/2025-08/27/2040)(h)	3.000%	01/09/2019	$12,000,000
—	Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by domestic non-agency asset-backed securities and domestic private label collateralized mortgage obligations valued at $16,500,000; 2.521%-6.254%; 06/10/2036-12/10/2049)(i)	3.141	—	15,000,000
8,000,000	Wells Fargo Securities LLC, agreement dated 10/31/2018, maturing value of $8,060,200 (collateralized by domestic private label collateralized mortgage obligations valued at $8,800,000; 3.764%-4.712%; 09/26/2036-05/15/2048)(h)	3.010	01/29/2019	8,000,000

	Total Repurchase Agreements (Cost $35,000,000)			35,000,000

	Total Investments in Securities (Cost $1,593,933,993)—99.0%			1,594,909,497
	Other assets less liabilities—1.0%			16,645,809

	Net Assets—100.0%			$1,611,555,306

Investment Abbreviations:

BKNT—Bank Note

CLO—Collateralized Loan Obligation

GMTN—Global Medium-Term Note

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at October 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2018 was $422,512,083, which represented 26.22% of the Fund’s Net Assets.

(c)	Foreign denominated security. Principal amount denominated in currency indicated.
(d)	Security traded at a premium.
(e)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(f)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount, and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Ultra Short Duration ETF (GSY) (continued)

October 31, 2018

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
2/15/2019	JP Morgan	JPY	3,001,500,000	USD	26,932,785	$80,259

Subtotal—Appreciation						80,259

2/20/2019	Bank of America	JPY	1,100,000,000	USD	9,823,849	(21,201)
1/15/2019	JP Morgan	JPY	1,900,000,000	USD	16,923,171	(31,475)

Subtotal—Depreciation						(52,676)

Total Forward Foreign Currency Contracts—Currency Risk						$27,583

Currency Abbreviations:

JPY—Japanese Yen

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Schedule of Investments

Invesco Variable Rate Investment Grade ETF (VRIG)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—41.7%
	Aerospace/Defense—0.2%
$1,034,000	Spirit AeroSystems, Inc. (3 mo. USD LIBOR + 0.80%)(a)	3.134%	06/15/2021	$1,035,447

	Auto Manufacturers—2.7%
2,000,000	Daimler Finance North America LLC (Germany) (3 mo. USD LIBOR + 0.55%)(a)(b)	3.132	05/04/2021	2,001,680
2,000,000	Fiat Chrysler Automobiles NV (United Kingdom)	4.500	04/15/2020	2,012,500
600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(a)	3.168	08/12/2019	600,222
3,150,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(a)	3.656	03/28/2022	3,113,124
1,050,000	Ford Motor Credit Co. LLC, Series 1 (3 mo. USD LIBOR + 0.83%)(a)	3.164	03/12/2019	1,050,738
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(a)	3.696	06/30/2022	2,267,425
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(a)	3.398	01/05/2023	991,579

				12,037,268

	Banks—18.6%
964,000	ABN AMRO Bank NV (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	2.881	08/27/2021	965,186
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(a)	3.487	04/24/2023	3,315,038
1,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.79%)(a)	3.106	03/05/2024	1,241,987
2,143,000	Bank of Montreal, MTN (Canada) (3 mo. USD LIBOR + 0.34%)(a)	2.776	07/13/2020	2,148,302
4,000,000	BPCE SA, MTN (France) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.530	05/22/2022	4,037,744
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.240	01/30/2023	991,829
3,750,000	Capital One NA, BKNT (3 mo. USD LIBOR + 1.15%)(a)	3.670	01/30/2023	3,775,949
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.437	07/24/2023	1,506,802
4,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(a)	3.751	09/01/2023	4,519,915
4,250,000	Cooperatieve Rabobank UA (Netherlands)(b)(c)	11.000		4,477,375
1,750,000	Cooperatieve Rabobank UA (Netherlands) (3 mo. USD LIBOR + 0.43%)(a)	2.938	04/26/2021	1,754,775
1,500,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.36%)(a)	3.850	04/23/2021	1,530,223
2,500,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.00%)(a)	3.487	07/24/2023	2,517,983
250,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.75%)(a)	4.259	10/28/2027	258,044
2,143,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	2.984	09/11/2021	2,147,460
3,500,000	ING Groep NV (Netherlands) (3 mo. USD LIBOR + 1.00%)(a)	3.398	10/02/2023	3,501,005
1,435,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(a)(c)	5.990		1,440,111
2,500,000	JPMorgan Chase & Co., Series V(c)	5.000		2,522,565
1,957,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	2.833	05/07/2021	1,960,252
1,370,000	Lloyds Banking Group PLC (United Kingdom)(c)	7.500		1,376,661
4,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(a)	3.211	09/11/2022	4,010,166
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(a)	3.869	04/21/2021	2,553,083
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.93%)(a)	3.399	07/22/2022	2,511,901
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	3.025	04/12/2023	2,000,634
2,987,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.94%)(a)(b)	3.255	08/30/2023	2,986,299
4,000,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(a)	3.784	05/15/2023	4,022,738
3,316,000	Standard Chartered PLC (United Kingdom) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.558	01/20/2023	3,323,249
3,500,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(a)	3.185	10/18/2022	3,505,635
2,250,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.53%)(a)(b)	4.071	02/01/2022	2,309,283
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	3.264	08/15/2023	2,507,078
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)(c)	3.583	12/31/2049	990,000
2,565,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.23%)(a)	3.757	10/31/2023	2,602,526
1,000,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(a)(c)	6.104	03/29/2049	1,010,833
3,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.72%)(a)	3.034	05/15/2023	3,008,348

				83,330,979

	Beverages—0.2%
966,000	Constellation Brands, Inc. (3 mo. USD LIBOR + 0.70%)(a)	3.265	11/15/2021	965,797

	Building Materials—0.4%
750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(a)	2.934	06/15/2020	750,758
1,000,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.65%)(a)	2.971	03/01/2021	1,001,820

				1,752,578

	Computers—0.7%
3,000,000	Dell International LLC/EMC Corp.(b)	5.875	06/15/2021	3,048,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Diversified Financial Services—0.7%
$3,082,000	BOC Aviation Ltd., MTN (Singapore) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.499%	09/26/2023	$3,087,917

	Electric—0.6%
2,500,000	Mississippi Power Co. (3 mo. USD LIBOR + 0.65%)(a)	3.031	03/27/2020	2,500,284

	Food—1.6%
3,000,000	ConAgra Brands, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.219	10/22/2020	3,002,535
3,937,000	General Mills, Inc. (3 mo. USD LIBOR + 1.01%)(a)	3.459	10/17/2023	3,944,893

				6,947,428

	Healthcare-Products—1.7%
4,225,000	Becton, Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(a)	3.353	06/06/2022	4,251,671
3,500,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.089	03/19/2021	3,502,030

				7,753,701

	Healthcare-Services—1.5%
2,343,000	Halfmoon Parent, Inc. (3 mo. USD LIBOR + 0.89%)(a)(b)	3.326	07/15/2023	2,342,649
4,000,000	HCA, Inc.	6.500	02/15/2020	4,140,000

				6,482,649

	Household Products/Wares—0.6%
2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	2.926	06/24/2022	2,746,829

	Insurance—3.6%
5,300,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	3.628	07/01/2022	5,395,159
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	3.111	06/27/2022	1,009,531
4,500,000	MetLife, Inc., Series C(c)	5.250		4,533,750
899,000	Metropolitan Life Global Funding I, MTN (SOFRRATE + 0.57%)(a)(b)	2.790	09/07/2020	900,029
4,000,000	Prudential Financial, Inc.	5.625	06/15/2043	4,070,000

				15,908,469

	Internet—0.3%
1,143,000	Tencent Holdings Ltd., MTN (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	3.055	01/19/2023	1,137,408

	Oil & Gas—0.4%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	3.214	05/15/2022	1,527,165
340,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	2.911	02/26/2021	340,254

				1,867,419

	Pharmaceuticals—2.7%
4,000,000	AstraZeneca PLC (United Kingdom) (3 mo. USD LIBOR + 0.67%)(a)	2.977	08/17/2023	3,981,595
3,395,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.003	06/25/2021	3,397,567
4,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(a)	3.104	06/15/2022	3,997,540
839,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.047	03/09/2021	843,751

				12,220,453

	Pipelines—2.6%
3,250,000	Energy Transfer Operating LP, Series A(c)	6.250		3,059,062
3,000,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	2,877,701
2,000,000	Plains All American Pipeline LP, Series B(c)	6.125		1,885,000
4,300,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)	4.524	05/15/2067	3,902,250

				11,724,013

	Semiconductors—0.3%
1,500,000	QUALCOMM, Inc. (3 mo. USD LIBOR + 0.73%)(a)	3.250	01/30/2023	1,500,646

	Telecommunications—2.3%
2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)(b)	3.209	02/15/2023	2,656,880
3,832,000	AT&T, Inc. (3 mo. USD LIBOR + 1.18%)(a)	3.514	06/12/2024	3,845,538
2,250,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.00%)(a)	3.334	03/16/2022	2,287,198
1,627,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.10%)(a)	3.414	05/15/2025	1,636,771

				10,426,387

	Total Corporate Bonds and Notes (Cost $187,236,172)			186,474,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Agency Mortgage Credit Risk Transfer—21.5%
	Structured Agency Credit Risk (STACR)—18.5%(d)
$5,103,085	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2 (1 mo. USD LIBOR + 1.20%)(a)	3.481%	10/25/2029	$5,155,438
1,274,526	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)(a)	3.481	08/25/2029	1,283,400
3,817,800	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)(a)	4.481	02/25/2024	3,917,948
845,926	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN2 (1 mo. USD LIBOR + 1.65%)(a)	3.931	04/25/2024	855,288
163,279	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1 (1 mo. USD LIBOR + 2.50%)(a)	4.781	08/25/2024	163,768
6,146,115	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)(a)	4.481	09/25/2024	6,318,158
3,414,083	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA1 (1 mo. USD LIBOR + 1.85%)(a)	4.131	10/25/2027	3,468,978
9,480,308	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA3 (1 mo. USD LIBOR + 2.85%)(a)	5.131	04/25/2028	9,786,614
345,166	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1 (1 mo. USD LIBOR + 2.20%)(a)	4.487	03/25/2025	346,086
8,248,086	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)(a)	4.237	05/25/2025	8,466,663
3,784,497	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)(a)	4.931	03/25/2028	3,846,423
4,828,858	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)(a)	5.081	05/25/2028	4,958,608
5,546,610	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)(a)	5.187	07/25/2028	5,670,281
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA4 (1 mo. USD LIBOR + 1.30%)(a)	3.581	03/25/2029	3,022,737
1,782,723	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)(a)	5.031	09/25/2028	1,819,234
5,018,497	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)(a)	4.531	11/25/2028	5,120,821
9,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)(a)	3.631	03/25/2029	9,641,413
6,630,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)(a)	3.587	04/25/2029	6,709,429
2,040,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)(a)	6.087	03/25/2025	2,162,614

				82,713,901

	Connecticut Avenue Securities (CAS)—3.0%(e)
241,898	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C03 (1 mo. USD LIBOR + 2.20%)(a)	4.481	10/25/2028	242,243
219,198	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)(a)	3.631	01/25/2029	219,747
4,363,678	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)(a)	3.431	09/25/2029	4,387,036
3,896,617	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C02 (1 mo. USD LIBOR + 2.60%)(a)	4.881	05/25/2024	4,125,583
4,442,238	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C03 (1 mo. USD LIBOR + 2.90%)(a)	5.181	07/25/2024	4,750,476

				13,725,085

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $96,568,461)			96,438,986

	Commercial Mortgage-Backed Securities—12.1%
2,000,000	BBCMS Mortgage Trust, Class A, Series 2017-GLKS (1 mo. USD LIBOR + 0.80%)(a)(b)	3.080	11/15/2034	1,997,386
1,000,000	BX Commercial Mortgage Trust 2018-BIOA, Class A, Series 2018-BIOA (1 mo. USD LIBOR + 0.67%)(a)(b)	2.951	03/15/2037	998,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Commercial Mortgage-Backed Securities (continued)
$1,500,000	BX Commercial Mortgage Trust 2018-BIOA, Class C, Series 2018-BIOA (1 mo. USD LIBOR + 1.12%)(a)(b)	3.401%	03/15/2037	$1,501,192
4,500,000	BX Trust 2018-Gw, Class A, Series 2018-GW (1 mo. USD LIBOR + 0.80%)(a)(b)	3.080	05/15/2035	4,499,657
3,500,000	BX Trust 2018-MCSF, Class A, Series 2018-MCSF (1 mo. USD LIBOR + 0.58%)(a)(b)	2.856	04/15/2035	3,490,182
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)(a)(b)	3.070	07/15/2032	1,351,162
2,750,000	CGDBB Commercial Mortgage Trust, Class B, Series 2017-BIOC (1 mo. USD LIBOR + 0.97%)(a)(b)	3.250	07/15/2032	2,752,365
2,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.087	06/11/2032	2,002,317
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)(a)(b)	3.280	04/15/2036	3,405,745
155,957	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)(a)(b)	4.430	10/15/2031	155,752
3,000,000	CSWF Trust, Class B, Series 2018-TOP (1 mo. USD LIBOR + 1.30%)(a)(b)	3.580	08/15/2035	3,007,667
2,000,000	DBGS Mortgage Trust, Class A, Series 2018-5BP (1 mo. USD LIBOR + 0.65%)(a)(b)	2.925	06/15/2033	1,997,083
3,000,000	DBGS Mortgage Trust, Class B, Series 2018-5BP (1 mo. USD LIBOR + 0.83%)(a)(b)	3.110	06/15/2033	2,985,988
1,430,389	DBGS Mortgage Trust, Class B, Series 2018-BIOD (1 mo. USD LIBOR + 0.89%)(a)(b)	3.167	05/15/2035	1,428,067
3,000,000	GPT Mortgage Trust, Class B, Series 2018-GPP (1 mo. USD LIBOR + 1.28%)(a)(b)	3.560	06/15/2035	3,002,714
3,500,000	GS Mortgage Securities Corp. Trust, Class B, Series 2018-CHLL (1 mo. USD LIBOR + 1.05%)(a)(b)	3.330	02/15/2037	3,504,852
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)(a)(b)	3.461	05/08/2030	800,441
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)(a)(b)	3.631	05/08/2030	500,287
3,000,000	Morgan Stanley Capital I Inc., Class A, Series 2017-JWDR (1 mo. USD LIBOR + 0.85%)(a)(b)	3.130	11/15/2034	3,000,141
1,000,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)(a)(b)	3.130	11/15/2034	998,357
2,416,735	Motel 6 Trust, Class A, Series 2017-MTL6 (1 mo. USD LIBOR + 0.92%)(a)(b)	3.200	08/15/2034	2,418,088
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)(a)(b)	3.533	06/15/2033	1,002,740
994,102	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)(a)(b)	3.130	08/20/2030	994,755
1,298,373	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL (1 mo. USD LIBOR + 0.75%)(a)(b)	3.031	11/11/2034	1,299,190
4,900,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)(a)(b)	3.011	12/15/2036	4,903,549

	Total Commercial Mortgage-Backed Securities (Cost $53,946,488)			53,998,294

	U.S. Treasury Securities—10.8%
1,675,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	2.459	01/31/2019	1,675,842
8,650,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(a)	2.389	04/30/2019	8,655,980
9,500,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	2.367	10/31/2019	9,508,330
28,400,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.00%)(a)	2.319	01/31/2020	28,407,063

	Total U.S. Treasury Securities (Cost $48,227,676)			48,247,215

	U.S. Government Sponsored Agency Mortgage-Backed Securities—6.2%
	Collateralized Mortgage Obligations—4.4%
420,568	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)(a)	2.780	06/15/2041	424,736
1,794,827	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)(a)	2.554	09/15/2040	1,798,956
2,152,437	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)(a)	2.454	09/15/2038	2,156,773
2,272,316	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2018-4770 (1 mo. USD LIBOR + 0.32%)(a)	2.424	08/15/2043	2,271,118
5,547,833	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)(a)	2.454	10/15/2037	5,553,988
1,658,531	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)(a)	2.454	09/15/2040	1,662,294
176,249	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)(a)	2.631	09/25/2041	176,175
2,348,027	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)(a)	2.424	01/25/2045	2,345,511
527,062	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)(a)	2.781	05/25/2046	531,500
754,087	Federal National Mortgage Association (FNMA), REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)(a)	2.424	12/25/2047	754,099
2,102,082	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)(a)	2.404	09/25/2047	2,102,935

				19,778,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

October 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC)—0.5%
$424,867	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.55%)(a)	3.604%	06/01/2037	$440,976
986,090	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)(a)	4.205	11/01/2038	1,031,586
938,054	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)(a)	4.045	03/01/2043	978,612

				2,451,174

	Federal National Mortgage Corp. (FNMA)—0.9%
61,490	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)(a)	3.515	02/01/2035	61,831
177,614	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)(a)	4.065	07/01/2035	183,999
1,846,803	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.37%)(a)	4.276	07/01/2035	1,959,756
699,479	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.81%)(a)	4.258	10/01/2036	732,641
361,158	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.75%)(a)	3.851	03/01/2037	377,141
676,880	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.62%)(a)	3.739	11/01/2037	707,061

				4,022,429

	Government National Mortgage Association—0.4%
1,766,359	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)(a)	2.500	10/20/2047	1,734,709

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $28,040,602)			27,986,397

	Asset-Backed Securities—5.1%
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)(a)	2.910	02/15/2024	252,498
953,537	Edsouth Indenture No. 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(a)(b)	3.081	10/25/2056	954,433
1,106,896	Home Equity Asset Trust, Class M2, Series 2004-5 (1 mo. USD LIBOR + 0.95%)(a)	3.226	11/25/2034	1,109,662
1,821,643	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(a)(b)	3.107	07/17/2034	1,823,836
1,760,000	Home Partners of America Trust, Class B, Series 2018-1 (1 mo. USD LIBOR + 1.10%)(a)(b)	3.390	07/17/2037	1,752,897
1,985,252	Invitation Homes Trust, Class A, Series 2017-SFR2 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.140	12/17/2036	1,990,390
5,620,000	Invitation Homes Trust, Class C, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(a)(b)	3.740	12/17/2036	5,644,637
1,000,000	Invitation Homes Trust, Class B, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.240	03/17/2037	997,351
2,000,000	Invitation Homes Trust, Class B, Series 2018-SFR2 (1 mo. USD LIBOR + 1.08%)(a)(b)	3.360	06/17/2037	2,010,793
1,340,697	Pennsylvania Higher Education Assistance Agency, Class A2, Series 2009-2 (3 mo. USD LIBOR + 1.10%)(a)	3.590	01/25/2028	1,351,450
5,083,042	PHEAA Student Loan Trust, Class A, Series 2016-1A (1 mo. USD LIBOR + 1.15%)(a)(b)	3.431	09/25/2065	5,134,241

	Total Asset-Backed Securities (Cost $23,058,488)			23,022,188

	Collateralized Mortgage Obligations—2.2%
376,222	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(f)	4.491	02/25/2035	379,852
452,880	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(f)	4.510	10/25/2033	458,190
336,050	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(f)	4.371	01/25/2034	339,385
332,634	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(a)	2.921	10/25/2028	330,081
128,783	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(f)	3.541	02/25/2035	134,181
3,479,804	OBX Trust, Class 2A1, Series 2018-EXP1 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.131	04/25/2048	3,489,847
3,995,000	OBX Trust, Class 2A2, Series 2018-EXP2 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.064	11/25/2048	3,989,862
214,251	Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-16(f)	4.205	11/25/2034	213,531
175,677	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(f)	3.958	06/25/2034	179,676
330,231	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(f)	4.146	05/25/2035	338,846

	Total Collateralized Mortgage Obligations (Cost $9,829,546)			9,853,451

Number of Shares
	Money Market Fund—0.0%
131,672	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(g) (Cost $131,672)			131,672

	Total Investments in Securities (Cost $447,039,105)—99.6%			446,152,690
	Other assets less liabilities—0.4%			1,715,327

	Net Assets—100.0%			$447,868,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

October 31, 2018

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium-Term Note

SOFR—Secured Overnight Financing Rate

STRIPS—Separately Traded Registered Interest and Principal Securities

REMICs—Real Estate Mortgage Investment Conduits

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at October 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2018 was $133,107,893, which represented 29.72% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect October 31, 2018.

(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

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51

Statements of Assets and Liabilities

October 31, 2018

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Assets:
Unaffiliated investments in securities, at value(a)	$27,803,805	$—	$—	$—	$—
Affiliated investments in securities, at value	—	2,620,431	1,248,936	2,891,876	1,282,201
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	—	—	—
Unrealized appreciation on futures contracts	—	—	—	—	—
Cash	—	—	—	—	—
Deposits with brokers:
Cash collateral—futures contracts	—	—	—	—	—
Receivables:
Dividends and interest	12,019	—	—	—	—
Investments sold	—	—	—	—	—
Foreign tax reclaims	—	—	—	—	—
Securities lending	—	84	228	1,017	606
Shares sold	—	—	—	—	—
Other assets	—	—	—	—	—

Total Assets	27,815,824	2,620,515	1,249,164	2,892,893	1,282,807

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	—	—	—
Unrealized depreciation on futures contracts	—	—	—	—	—
Due to custodian	835	—	77	316	162
Due to foreign custodian	—	—	—	—	—
Payables:
Investments purchased	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	201,695	6,206
Accrued unitary management fees	8,224	113	53	116	55
Accrued advisory fees	—	—	—	—	—
Accrued trustees’ and officer’s fees	—	—	—	—	—
Accrued expenses	—	—	—	—	—

Total Liabilities	9,059	113	130	202,127	6,423

Net Assets	$27,806,765	$2,620,402	$1,249,034	$2,690,766	$1,276,384

Net Assets Consist of:
Shares of beneficial interest	$27,209,825	$2,609,391	$1,249,994	$2,660,374	$1,250,012
Distributable earnings	596,940	11,011	(960)	30,392	26,372

Net Assets	$27,806,765	$2,620,402	$1,249,034	$2,690,766	$1,276,384

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	200,001	100,001	200,001	100,001
Net asset value	$79.45	$13.10	$12.49	$13.45	$12.76

Market price	$79.30	$13.14	$12.49	$13.50	$12.78

Unaffiliated investments in securities, at cost	$26,488,263	$—	$—	$—	$—

Affiliated investments in securities, at cost	$—	$2,630,429	$1,254,691	$2,887,649	$1,266,831

Foreign currencies (due to foreign custodian), at cost	$—	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$196,764	$6,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Multi-Strategy Alternative ETF (LALT)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$1,608,290	$19,860,670	$1,594,909,497	$446,021,018
2,398,450	4,585,044	—	131,672

17,527	—	80,259	—
136,016	214,476	—	—
23,917	—	9,780,152	36,654

214,853	1,844,247	—	—

5,310	26,556	4,870,228	1,539,174
—	34,985	—	298,019
—	—	—	6,187
—	—	—	—
—	—	20,081,998	—
—	—	20,415	—

4,404,363	26,565,978	1,629,742,549	448,032,724

14,935	—	52,676	—
16,011	—	—	—
—	—	—	—
—	—	1,276	—

—	35,361	17,318,550	55,643
—	—	—	—
3,310	7,871	—	109,064
—	—	272,263	—
—	—	6,432	—
—	—	536,046	—

34,256	43,232	18,187,243	164,707

$4,370,107	$26,522,746	$1,611,555,306	$447,868,017

$5,768,246	$103,795,485	$1,608,663,248	$449,824,137
(1,398,139)	(77,272,739)	2,892,058	(1,956,120)

$4,370,107	$26,522,746	$1,611,555,306	$447,868,017

200,000	950,000	32,100,000	17,900,001
$21.85	$27.92	$50.20	$25.02

$21.77	$27.86	$50.22	$25.02

$1,673,879	$20,273,215	$1,593,933,993	$446,907,433

$2,398,450	$4,589,731	$—	$131,672

$—	$—	$(1,276)	$—

$—	$—	$—	$—

53

Statements of Operations

For the year ended October 31, 2018

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
	Year Ended October 31, 2018	Year Ended October 31, 2018	Year Ended October 31, 2018	Year Ended October 31, 2018	Year Ended October 31, 2018
Investment Income:
Unaffiliated dividend income	$779,112	$—	$1,931	$—	$989
Affiliated dividend income	279	44,129	37,470	40,602	36,467
Unaffiliated interest income	—	—	—	—	—
Securities lending income	—	3,636	4,915	4,610	2,934
Foreign withholding tax	—	—	—	—	—

Total Income	779,391	47,765	44,316	45,212	40,390

Expenses:
Unitary management fees	132,808	876	638	884	656
Advisory fees	—	—	—	—	—
Accounting & administration fees	—	—	—	—	—
Professional fees	—	—	—	—	—
Printing fees	—	—	—	—	—
Custodian & transfer agent fees	—	—	—	—	—
Trustees’ and officer’s fees	—	—	—	—	—
Insurance	—	—	—	—	—
Listing fee and expenses	—	—	—	—	—
Intraday valuation fees	—	—	—	—	—
Line of credit fee	—	—	—	—	—
Recapture (Note 3)	—	—	—	—	—
Other expenses	—	—	—	—	—

Total Expenses	132,808	876	638	884	656

Less: Waivers	(31)	(1)	(1)	—	(1)

Net Expenses	132,777	875	637	884	655

Net Investment Income	646,614	46,890	43,679	44,328	39,735

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(698,123)	—	(1,433)	—	(733)
Affiliated investment securities	—	6,601	(1,477)	9,854	3,856
In-kind redemptions	406,878	—	—	—	—
Foreign currencies	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Futures contracts	—	—	—	—	—

Net realized gain (loss)	(291,245)	6,601	(2,910)	9,854	3,123

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(400,767)	—	(395)	—	(203)
Affiliated investment securities	—	(82,789)	(35,016)	(92,178)	(36,684)
Foreign currencies	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Futures contracts	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	(400,767)	(82,789)	(35,411)	(92,178)	(36,887)

Net realized and unrealized gain (loss)	(692,012)	(76,188)	(38,321)	(82,324)	(33,764)

Net increase (decrease) in net assets resulting from operations	$(45,398)	$(29,298)	$5,358	$(37,996)	$5,971

(a)	For the period June 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Multi-Strategy Alternative ETF (LALT)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
Year Ended October 31, 2018	Year Ended October 31, 2018	Five Months Ended October 31, 2018(a)	Year Ended May 31, 2018	Year Ended October 31, 2018

$36,300	$427,147	$—	$178,573	$—
35,962	30,166	—	—	40,643
—	—	16,424,258	22,264,242	8,742,573
—	—	—	4,869	—
(435)	(40)	—	(4,430)	(3,169)

71,827	457,273	16,424,258	22,443,254	8,780,047

41,358	97,636	—	—	910,467
—	—	1,136,082	2,233,867	—
—	—	110,580	171,435	—
—	—	57,214	130,697	—
—	—	31,500	68,361	—
—	—	9,760	248,068	—
—	—	6,744	35,354	—
—	—	3,363	5,841	—
—	—	3,143	7,399	—
—	—	965	20,551	—
—	—	—	172,450	—
—	—	60,365	—	—
—	—	5,701	12,152	—

41,358	97,636	1,425,417	3,106,175	910,467

(2,975)	(3,055)	—	(90,345)	(4,545)

38,383	94,581	1,425,417	3,015,830	905,922

33,444	362,692	14,998,841	19,427,424	7,874,125

159,763	3,443,221	78,686	13,337,772	(260,131)
—	—	—	—	—
—	637,035	—	—	—
(1,215)	—	11,327	101,139	—
(63,733)	—	—	(10,618,686)	—
(100,912)	148,050	—	—	—

(6,097)	4,228,306	90,013	2,820,225	(260,131)

(50,595)	(3,757,825)	(1,772,863)	(2,801,889)	(1,489,063)
—	(6,476)	—	—	—
—	—	(20)	(132)	—
15,516	—	27,583	2,902,946	—
190,999	329,460	—	—	—

155,920	(3,434,841)	(1,745,300)	100,925	(1,489,063)

149,823	793,465	(1,655,287)	2,921,150	(1,749,194)

$183,267	$1,156,157	$13,343,554	$22,348,574	$6,124,931

55

Statements of Changes in Net Assets

For the years ended October 31, 2018 and 2017

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	October 31, 2018	October 31, 2017	October 31, 2018	October 31, 2017(a)
Operations:
Net investment income	$646,614	$259,438	$46,890	$18,400
Net realized gain (loss)	(291,245)	855,798	6,601	2,900
Net change in unrealized appreciation (depreciation)	(400,767)	1,004,149	(82,789)	72,791

Net increase (decrease) in net assets resulting from operations	(45,398)	2,119,385	(29,298)	94,091

Distributions to Shareholders from:
Distributable earnings	(457,566)	(590,499)	(41,471)	(12,311)

Shareholder Transactions:
Proceeds from shares sold	8,200,189	—	1,359,379	1,250,012
Value of shares repurchased	(3,910,636)	(3,958,241)	—	—

Net increase (decrease) in net assets resulting from shares transactions	4,289,553	(3,958,241)	1,359,379	1,250,012

Increase (Decrease) in Net Assets	3,786,589	(2,429,355)	1,288,610	1,331,792

Net Assets:
Beginning of period	24,020,176	26,449,531	1,331,792	—

End of period	$27,806,765	$24,020,176	$2,620,402	$1,331,792

Changes in Shares Outstanding:
Shares sold	100,000	—	100,000	100,001
Shares repurchased	(50,000)	(50,000)	—	—
Shares outstanding, beginning of period	300,000	350,000	100,001	—

Shares outstanding, end of period	350,000	300,000	200,001	100,001

(a)	For the period February 21, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)		Invesco Multi-Strategy Alternative ETF (LALT)
October 31, 2018	October 31, 2017(a)	October 31, 2018	October 31, 2017(a)	October 31, 2018	October 31, 2017(a)	October 31, 2018	October 31, 2017

$43,679	$20,616	$44,328	$16,911	$39,735	$19,660	$33,444	$21,224
(2,910)	1,755	9,854	2,904	3,123	2,501	(6,097)	(354,852)
(35,411)	29,656	(92,178)	96,405	(36,887)	52,257	155,920	(88,998)

5,358	52,027	(37,996)	116,220	5,971	74,418	183,267	(422,626)

(43,324)	(15,039)	(37,124)	(10,708)	(40,004)	(14,014)	(19,198)	(103,497)

—	1,250,012	1,410,361	1,250,013	—	1,250,013	—	—
—	—	—	—	—	—	—	(2,190,346)

—	1,250,012	1,410,361	1,250,013	—	1,250,013	—	(2,190,346)

(37,966)	1,287,000	1,335,241	1,355,525	(34,033)	1,310,417	164,069	(2,716,469)

1,287,000	—	1,355,525	—	1,310,417	—	4,206,038	6,922,507

$1,249,034	$1,287,000	$2,690,766	$1,355,525	$1,276,384	$1,310,417	$4,370,107	$4,206,038

—	100,001	100,000	100,001	—	100,001	—	—
—	—	—	—	—	—	—	(100,000)
100,001	—	100,001	—	100,001	—	200,000	300,000

100,001	100,001	200,001	100,001	100,001	100,001	200,000	200,000

57

Statements of Changes in Net Assets (continued)

For the years ended October 31, 2018 and 2017

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Ultra Short Duration ETF (GSY)
	October 31, 2018	October 31, 2017	Five Months Ended October 31, 2018(a)	Year ended May 31, 2018	Year ended May 31, 2017
Operations:
Net investment income	$362,692	$1,100,004	$14,998,841	$19,427,424	$12,910,998
Net realized gain	4,228,306	7,763,740	90,013	2,820,225	2,097,345
Net change in unrealized appreciation (depreciation)	(3,434,841)	1,736,826	(1,745,300)	100,925	2,395,079

Net increase in net assets resulting from operations	1,156,157	10,600,570	13,343,554	22,348,574	17,403,422

Distributions to Shareholders from:
Distributable earnings	(438,757)	(1,490,388)	(15,247,637)	(22,054,804)	(12,249,300)
Return of capital	—	—	—	—	—

Total distributions to shareholders	(438,757)	(1,490,388)	(15,247,637)	(22,054,804)	(12,249,300)

Shareholder Transactions:
Proceeds from shares sold	5,899,570	—	798,720,129	391,813,223	481,151,350
Value of shares repurchased	(4,100,215)	(91,677,862)	(351,725,452)	(301,733,842)	(125,322,426)

Net increase (decrease) in net assets resulting from shares transactions	1,799,355	(91,677,862)	446,994,677	90,079,381	355,828,924

Increase (Decrease) in Net Assets	2,516,755	(82,567,680)	445,090,594	90,373,151	360,983,046

Net Assets:
Beginning of period	24,005,991	106,573,671	1,166,464,712	1,076,091,561	715,108,515

End of period	$26,522,746	$24,005,991	$1,611,555,306	$1,166,464,712	$1,076,091,561

Changes in Shares Outstanding:
Shares sold	200,000	—	15,900,000	7,800,000	9,600,000
Shares repurchased	(150,000)	(3,650,000)	(7,000,000)	(6,000,000)	(2,500,000)
Shares outstanding, beginning of period	900,000	4,550,000	23,200,000	21,400,000	14,300,000

Shares outstanding, end of period	950,000	900,000	32,100,000	23,200,000	21,400,000

(a)	For the period June 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Variable Rate Investment Grade ETF (VRIG)
October 31, 2018	October 31, 2017

$7,874,125	$1,372,483
(260,131)	53,310
(1,489,063)	623,287

6,124,931	2,049,080

(8,510,280)	(1,574,248)
—	(16,962)

(8,510,280)	(1,591,210)

316,705,784	83,133,772
—	—

316,705,784	83,133,772

314,320,435	83,591,642

133,547,582	49,955,940

$447,868,017	$133,547,582

12,600,000	3,300,000
—	—
5,300,001	2,000,001

17,900,001	5,300,001

59

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$80.07	$75.57	$73.43	$70.66	$60.33
Net investment income(a)	2.05	0.75	1.73	1.51	0.92
Net realized and unrealized gain (loss) on investments	(1.24)	5.44	3.04	2.51	10.33
Total from investment operations	0.81	6.19	4.77	4.02	11.25
Distributions to shareholders from:
Net investment income	(1.43)	(1.69)	(1.80)	(1.25)	(0.92)
Net realized gains	—	—	(0.83)	—	—
Total distributions	(1.43)	(1.69)	(2.63)	(1.25)	(0.92)
Net asset value at end of year	$79.45	$80.07	$75.57	$73.43	$70.66
Market price at end of year(b)	$79.30	$80.04	$75.55	$73.49	$70.63
Net Asset Value Total Return(c)	1.02%	8.37%	6.65%	5.72%	18.95%
Market Price Total Return(c)	0.87%	8.36%	6.53%	5.85%	18.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$27,807	$24,020	$26,450	$55,069	$42,396
Ratio to average net assets of:
Expenses	0.53%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.58%	0.97%	2.34%	2.09%	1.46%
Portfolio turnover rate(d)	92%	134%	192%	199%	169%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.32	$12.50
Net investment income(b)	0.36	0.18
Net realized and unrealized gain on investments	(0.23)	0.76
Total from investment operations	0.13	0.94
Distributions to shareholders from:
Net investment income	(0.32)	(0.12)
Net realized gains	(0.03)	—
Total distributions	(0.35)	(0.12)
Net asset value at end of period	$13.10	$13.32
Market price at end of period(c)	$13.14	$13.33
Net Asset Value Total Return(d)	0.89%	7.57	%(e)
Market Price Total Return(d)	1.12%	7.65	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,620	$1,332
Ratio to average net assets of:
Expenses(f)	0.05%	0.05	%(g)
Net investment income	2.68%	2.08	%(g)
Portfolio turnover rate(h)	26%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights (continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.87	$12.50
Net investment income(b)	0.44	0.21
Net realized and unrealized gain (loss) on investments	(0.38)	0.31
Total from investment operations	0.06	0.52
Distributions to shareholders from:
Net investment income	(0.42)	(0.15)
Net realized gains	(0.02)	—
Total distributions	(0.44)	(0.15)
Net asset value at end of period	$12.49	$12.87
Market price at end of period(c)	$12.49	$12.88
Net Asset Value Total Return(d)	0.39%	4.18	%(e)
Market Price Total Return(d)	0.31%	4.26	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,249	$1,287
Ratio to average net assets of:
Expenses(f)	0.05%	0.05	%(g)
Net investment income	3.42%	2.36	%(g)
Portfolio turnover rate(h)	38%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights (continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.56	$12.50
Net investment income(b)	0.35	0.17
Net realized and unrealized gain on investments	(0.15)	1.00
Total from investment operations	0.20	1.17
Distributions to shareholders from:
Net investment income	(0.28)	(0.11)
Net realized gains	(0.03)	—
Total distributions	(0.31)	(0.11)
Net asset value at end of period	$13.45	$13.56
Market price at end of period(c)	$13.50	$13.59
Net Asset Value Total Return(d)	1.43%	9.36	%(e)
Market Price Total Return(d)	1.58%	9.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,691	$1,356
Ratio to average net assets of:
Expenses(f)	0.05%	0.05	%(g)
Net investment income	2.51%	1.90	%(g)
Portfolio turnover rate(h)	21%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights (continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.10	$12.50
Net investment income(b)	0.40	0.20
Net realized and unrealized gain (loss) on investments	(0.34)	0.54
Total from investment operations	0.06	0.74
Distributions to shareholders from:
Net investment income	(0.37)	(0.14)
Net realized gains	(0.03)	—
Total distributions	(0.40)	(0.14)
Net asset value at end of period	$12.76	$13.10
Market price at end of period(c)	$12.78	$13.12
Net Asset Value Total Return(d)	0.40%	5.94	%(e)
Market Price Total Return(d)	0.41%	6.10	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,276	$1,310
Ratio to average net assets of:
Expenses(f)	0.05%	0.05	%(g)
Net investment income	3.03%	2.23	%(g)
Portfolio turnover rate(h)	32%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco Multi-Strategy Alternative ETF (LALT)

	Year Ended October 31,				For the Period May 27, 2014(a) Through October 31, 2014
	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$21.03	$23.08	$22.59	$24.60	$25.00
Net investment income (loss)(b)	0.17	0.08	0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.75	(1.79)	0.46	(1.97)	(0.41)
Total from investment operations	0.92	(1.71)	0.49	(2.01)	(0.40)
Distributions to shareholders from:
Net investment income	(0.10)	(0.34)	—	—	—
Net asset value at end of period	$21.85	$21.03	$23.08	$22.59	$24.60
Market price at end of period(c)	$21.77	$21.05	$23.05	$22.60	$24.55
Net Asset Value Total Return(d)	4.37%	(7.50)%	2.17%	(8.17)%	(1.60	)%(e)
Market Price Total Return(d)	3.88%	(7.29)%	1.99%	(7.94)%	(1.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,370	$4,206	$6,923	$15,812	$22,140
Ratio to average net assets of:
Expenses, after Waivers(f)	0.88%	0.87%	0.89%	0.93%	0.90	%(g)
Expenses, prior to Waivers(f)	0.95%	0.95%	0.95%	0.95%	0.95	%(g)
Net investment income (loss), after Waivers	0.77%	0.37%	0.14%	(0.15)%	0.08	%(g)
Portfolio turnover rate(h)	151%	169%	163%	154%	63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$26.67	$23.42	$24.89	$29.50	$27.15
Net investment income(a)	0.41	0.40	0.37	0.33	0.33
Net realized and unrealized gain (loss) on investments	1.36	3.37	(1.37)	(3.39)	2.49
Total from investment operations	1.77	3.77	(1.00)	(3.06)	2.82
Distributions to shareholders from:
Net investment income	(0.52)	(0.52)	(0.47)	(0.32)	(0.47)
Net realized gains	—	—	—	(1.23)	—
Total distributions	(0.52)	(0.52)	(0.47)	(1.55)	(0.47)
Net asset value at end of year	$27.92	$26.67	$23.42	$24.89	$29.50
Market price at end of year(b)	$27.86	$26.68	$23.45	$24.92	$29.49
Net Asset Value Total Return(c)	6.61%	16.27%	(4.10)%	(10.83)%	10.50%
Market Price Total Return(c)	6.33%	16.16%	(4.09)%	(10.69)%	10.14%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$26,523	$24,006	$106,574	$416,981	$529,465
Ratio to average net assets of:
Expenses, after Waivers(d)	0.38%	0.39%	0.37%	0.35%	0.36%
Expenses, prior to Waivers(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income, after Waivers	1.45%	1.59%	1.52%	1.23%	1.16%
Portfolio turnover rate(e)	542%	54%	373%	478%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights (continued)

Invesco Ultra Short Duration ETF (GSY)

	Five Months Ended October 31, 2018		Year Ended May 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$50.28		$50.28	$50.01	$50.10	$50.30	$50.21
Net investment income(a)	0.55		0.87	0.70	0.60	0.63	0.54
Net realized and unrealized gain (loss) on investments	(0.06)		0.14	0.24	(0.11)	(0.12)	0.06
Total from investment operations	0.49		1.01	0.94	0.49	0.51	0.60
Distributions to shareholders from:
Net investment income	(0.57)		(1.01)	(0.67)	(0.58)	(0.71)	(0.49)
Capital gains	—		—	—	—	—	(0.02)
Total distributions to shareholders	(0.57)		(1.01)	(0.67)	(0.58)	(0.71)	(0.51)
Net asset value at end of period	$50.20		$50.28	$50.28	$50.01	$50.10	$50.30
Market price at end of period	$50.22	(b)	$50.29 (b)	$50.29	$50.03	$50.11	$50.27
Net Asset Value Total Return(c)	0.98%		2.02%	1.90%	0.98%	1.01%	1.22%
Market Price Total Return(c)	1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,611,555		$1,166,465	$1,076,092	$715,109	$440,913	$709,258
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.27%	0.27%	0.28%	0.25%	0.27%
Expenses, prior to Waivers	0.25	%(d)	0.28%	0.28%	0.28%	0.25%	0.29%
Net investment income, after Waivers	2.64	%(d)	1.74%	1.40%	1.21%	1.25%	1.09%
Portfolio turnover rate(e)	6%		56%	52%	25%	44%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Year Ended October 31,		For the Period September 20, 2016(a) Through October 31, 2016
	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.20	$24.98	$25.00
Net investment income(b)	0.65	0.50	0.06
Net realized and unrealized gain (loss) on investments	(0.15)	0.29	(0.03)
Total from investment operations	0.50	0.79	0.03
Distributions to shareholders from:
Net investment income	(0.68)	(0.56)	(0.05)
Return of capital	—	(0.01)	(0.00	)(c)
Total distributions	(0.68)	(0.57)	(0.05)
Net asset value at end of period	$25.02	$25.20	$24.98
Market price at end of period(d)	$25.02	$25.22	$25.04
Net Asset Value Total Return(e)	2.01%	3.21%	0.14	%(f)
Market Price Total Return(e)	1.92%	3.04%	0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$447,868	$133,548	$49,956
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30	%(g)
Net investment income	2.59%	1.98%	2.03	%(g)
Portfolio turnover rate(h)	26%	23%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

October 31, 2018

Note 1. Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Actively Managed Exchange-Traded Fund Trust, was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco Multi-Strategy Alternative ETF (LALT)	“Multi-Strategy Alternative ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Multi-Strategy Alternative ETF	The NASDAQ Stock Market LLC
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The NASDAQ Stock Market LLC

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Ultra Short Duration ETF acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Claymore Exchange-Traded Fund Trust (the “Predecessor Fund”) after the close of business on April 6, 2018 (the “Reorganization”). Ultra Short Duration ETF adopted the performance and financial information of the Predecessor Fund. Information presented prior to the close of business on April 6, 2018 is that of the Predecessor Fund.

Effective October 31, 2018, the fiscal year-end changed for Ultra Short Duration ETF from May 31 to October 31.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Multi-Strategy Alternative ETF and Ultra Short Duration ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying

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Funds”) advised by Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, or its affiliates, or other unaffiliated advisers. Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to provide long-term capital appreciation. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for Multi-Strategy Alternative ETF is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged ETF is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective of Ultra Short Duration ETF is to seek maximum current income, consistent with preservation of capital and daily liquidity. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be

69

valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.

Currency Risk. Certain Fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign currency denominated security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers also may be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of the Fund’s use of currency investment strategies, the Fund’s net currency position may expose the Fund to losses independent of any securities positions.

Equity Risk. Equity risk is the risk that the value of equity securities will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

REIT Risk. For Active U.S. Real Estate ETF, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage

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funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund (except Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), Multi-Strategy Alternative ETF and Ultra Short Duration ETF currently effect creations and redemptions principally for cash and S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF currently effect creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Industry Concentration Risk. By concentrating its investments in an industry or sector, a Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Portfolio Turnover Risk. Each of the Active U.S. Real Estate ETF, Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF may engage in frequent and active trading of its portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase a Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to a Fund’s shareholders.

Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case a Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as

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a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

VIX Index Risk. For Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of each Fund’s Shares. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Small- and Mid-Capitalization Company Risk. Investing insecurities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tax Risk. Multi-Strategy Alternative ETF may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged ETF will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged ETF has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Multi-Strategy Alternative ETF received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative ETF and Ultra Short Duration ETF may invest in other investment companies generally and S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

Agency Debt Risk. Ultra Short Duration ETF and Variable Rate Investment Grade ETF invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, each Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and each Fund could be forced to reinvest in a lower yielding security, which could reduce each Fund’s net investment income. If each Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund can lose money.

Credit Risk. The issuer of instruments in which Ultra Short Duration ETF and Variable Rate Investment Grade ETF invest may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may

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reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Fund of Funds Risk. Because Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Funds invest may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

Portfolio Size Risk. Under normal market conditions, each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF typically will hold a small number of positions (approximately 10-20 Underlying Funds). To the extent that a significant portion of a Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one Underlying Fund may have a greater impact on such Fund’s NAV than it would if the Fund held a greater number of constituents.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of variable rate instruments that have an average duration of one year or less.

Liquidity Risk. Certain Funds may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of each Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when each Fund’s operations require cash, and may in certain circumstances require that each Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event each Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Mortgage- and Asset-Backed Securities Risk. Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Ultra Short Duration ETF may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Ultra Short Duration ETF’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other ABS), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of

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subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Commercial Paper Risk. Ultra Short Duration ETF may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

U.S. Government Obligations Risk. For Ultra Short Duration ETF and Variable Rate Investment Grade ETF, obligations of U.S. Government agencies and authorities generally are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its

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assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Ultra Short Duration ETF is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Multi-Strategy Alternative ETF, Variable Rate Investment Grade ETF and Ultra Short Duration ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. Multi-Strategy Alternative ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Variable Rate Investment Grade ETF and Ultra Short Duration ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the fiscal year or period ended October 31, 2018, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions,

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which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, each Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time each Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, each Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, each Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by each Fund, amounts to more than 15% of each Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

K. Commercial Mortgage-Backed Securities

Variable Rate Investment Grade ETF and Ultra Short Duration ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

L. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

M. Forward Foreign Currency Contracts

Multi-Strategy Alternative ETF and Ultra Short Duration ETF may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

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Each Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

N. Futures Contracts

Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

O. Structured Securities

Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

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P. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended October 31, 2017, distributions from distributable earnings for each Fund (except Ultra Short Duration ETF) consisted of distributions from net investment income. For the years ended May 31, 2018 and May 31, 2017, distributions from distributable earnings for Ultra Short Duration ETF consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Management Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate ETF	0.35%*
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
Multi-Strategy Alternative ETF	0.95%
S&P 500® Downside Hedged ETF	0.39%
Variable Rate Investment Grade ETF	0.30%

*	Prior to April 1, 2018, the unitary management fee was 0.80% of average daily net assets.

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each of Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF, Multi-Strategy Alternative ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Prior to the Reorganization, the Predecessor Fund to Ultra Short Duration ETF was managed by Guggenheim Funds Investment Advisors LLC (“GFIA”) and the Predecessor Fund paid GFIA an investment advisory fee calculated at the same annualized rate as disclosed above for the Fund. GFIA had entered into a sub-advisory agreement with Guggenheim Partners Investment Management, LLC (“GPIM”) for the Predecessor Fund to Ultra Short Duration ETF. Pursuant to this sub-advisory agreement, GFIA paid GPIM on a monthly basis 50% of the net advisory fees GFIA received from the Fund.

Effective as of the Reorganization, the Adviser has agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least December 31, 2020. Prior to the Reorganization, GFIA limited expenses for the Predecessor Fund to the same expense cap.

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Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of the Ultra Short Duration ETF’s management fee and/or reimburse Fund expenses for the Fund in an amount equal to 100% of the net advisory fees that an affiliated person of the Adviser (an “Affiliated Person”) or the Adviser receives that are attributable to the Fund’s investments in any other fund managed by such Affiliated Person or the Adviser. This waiver will have the effect of reducing the Acquired Fund Fees and Expense that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of all Fund’s, except for Ultra Short Duration ETF, management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Prior to the Reorganization, GFIA voluntarily agreed to waive the Management Fee and/or reimburse fund expenses of the Predecessor Fund to Ultra Short Duration ETF in an amount equal to the Predecessor Fund’s management fee attributable to the Predecessor Fund’s assets invested in affiliated funds.

For the fiscal year or period ended October 31, 2018, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate ETF	$31
Balanced Multi-Asset Allocation ETF	1
Conservative Multi-Asset Allocation ETF	1
Growth Multi-Asset Allocation ETF	—
Moderately Conservative Multi-Asset Allocation ETF	1
Multi-Strategy Alternative ETF	2,975
S&P 500® Downside Hedged ETF	3,055
Ultra Short Duration ETF	—	*
Variable Rate Investment Grade ETF	4,545

* For the period June 1, 2018 to October 31, 2018

For the period after the close of business April 6, 2018 to May 31, 2018, the Adviser waived fees in the amount of $60,365 for Ultra Short Duration ETF. For the period June 1, 2017 to April 6, 2018, GFIA waived fees in the amount of $29,980 for the Predecessor Fund to Ultra Short Duration ETF.

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. Amounts waived by GFIA prior to the Reorganization are not subject to recapture.

There are no amounts available for potential recapture by the Adviser as of October 31, 2018.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for the Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. No 12b-1 fees were paid by the Predecessor Fund under this plan.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, GFIA engaged external service providers to perform these services for the Predecessor Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the fiscal year ended October 31, 2018.

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Balanced Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$93,436	$125,597	$(6,948)	$(9,924)	$(368)	$201,793	$2,910
Invesco Emerging Markets Sovereign Debt ETF	53,316	61,108	(5,701)	(8,307)	(455)	99,961	3,224
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	107,186	151,698	(11,487)	(22,087)	537	225,847	4,002
Invesco FTSE RAFI Emerging Markets ETF	33,020	29,378	(11,868)	(3,421)	1,063	48,172	1,355
Invesco FTSE RAFI US 1000 ETF	192,113	191,539	(39,932)	(1,563)	2,260	344,417	4,679
Invesco FTSE RAFI US 1500 Small-Mid ETF	59,835	139,701	(8,764)	(9,980)	453	181,245	1,185
Invesco Fundamental High Yield® Corporate Bond ETF	66,599	55,720	(19,774)	(2,980)	(539)	99,026	3,163
Invesco Fundamental Investment Grade Corporate Bond ETF	93,304	172,993	(8,493)	(5,746)	(350)	251,708	4,391
Invesco Ladder Rite 0-5 Year Corporate Bond ETF*	186,377	7,495	(190,168)	726	(4,430)	—	1,910
Invesco Russell Top 200 Pure Growth ETF	132,780	194,250	(37,254)	108	4,181	294,065	1,361
Invesco S&P 500® Low Volatility ETF	127,306	106,017	(44,168)	70	2,495	191,720	3,078
Invesco S&P Emerging Markets Low Volatility ETF	19,975	33,314	(1,624)	(3,639)	136	48,162	1,543
Invesco S&P International Developed Low Volatility ETF	66,480	120,205	(971)	(12,339)	34	173,409	3,892
Invesco S&P MidCap Low Volatility ETF	60,115	31,798	(37,008)	(2,000)	1,808	54,713	1,290
Invesco Senior Loan ETF	39,951	27,950	(17,513)	(20)	(160)	50,208	1,634
Invesco Variable Rate Investment Grade ETF	—	370,025	(12,315)	(1,687)	(64)	355,959	4,504

Total Investments in Affiliates	$1,331,793	$1,818,788	$(453,988)	$(82,789)	$6,601	$2,620,405	$44,121

*	At October 31, 2018, this security was no longer held.

Conservative Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$64,463	$23,345	$(2,915)	$(4,370)	$(63)	$80,460	$1,579
Invesco Emerging Markets Sovereign Debt ETF	77,219	8,469	(3,600)	(9,148)	(222)	72,718	3,409
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	32,353	9,100	(3,870)	(4,096)	336	33,823	1,050
Invesco FTSE RAFI US 1000 ETF	89,595	5,887	(24,903)	1,004	1,942	73,525	1,640
Invesco Fundamental High Yield® Corporate Bond ETF	103,042	10,390	(1,794)	(4,646)	(45)	106,947	4,386
Invesco Fundamental Investment Grade Corporate Bond ETF	193,146	13,656	(2,237)	(8,766)	(99)	195,700	5,404
Invesco Ladder Rite 0-5 Year Corporate Bond ETF*	282,942	2,409	(279,847)	1,114	(6,618)	—	2,862
Invesco Preferred ETF	77,089	29,730	(2,883)	(5,602)	(68)	98,266	4,925
Invesco Pure BetaSM 0-5 Yr US TIPS ETF	—	93,373	(1,050)	(1,313)	(18)	90,992	1,828
Invesco Russell Top 200 Pure Growth ETF	60,813	13,073	(16,134)	4,373	2,369	64,494	477

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	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco S&P 500® Low Volatility ETF	$55,045	$1,522	$(11,495)	$637	$985	$46,694	$1,072
Invesco S&P International Developed Low Volatility ETF	19,275	11,716	(1,023)	(2,334)	84	27,718	970
Invesco Senior Loan ETF	102,953	9,349	(4,238)	(476)	(39)	107,549	4,139
Invesco Variable Rate Investment Grade ETF	—	256,097	(4,633)	(1,393)	(21)	250,050	3,721

Total Investments in Affiliates	$1,157,935	$488,116	$(360,622)	$(35,016)	$(1,477)	$1,248,936	$37,462

*	At October 31, 2018, this security was no longer held.

Growth Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$54,360	$105,601	$(6,668)	$(5,663)	$(374)	$147,256	$1,854
Invesco Emerging Markets Sovereign Debt ETF	33,915	20,460	(19,477)	(2,824)	(1,044)	31,030	1,310
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	156,835	194,923	(19,453)	(31,631)	935	301,609	5,539
Invesco FTSE RAFI Emerging Markets ETF	47,045	52,199	(11,173)	(6,376)	889	82,584	2,235
Invesco FTSE RAFI US 1000 ETF	249,563	236,962	(57,582)	(3,350)	3,282	428,875	5,939
Invesco FTSE RAFI US 1500 Small-Mid ETF	87,978	140,417	(8,744)	(10,011)	466	210,106	1,467
Invesco Fundamental Investment Grade Corporate Bond ETF	71,228	102,384	(7,622)	(3,678)	(335)	161,977	2,789
Invesco Ladder Rite 0-5 Year Corporate Bond ETF*	112,015	5,711	(115,480)	441	(2,687)	—	1,154
Invesco Russell Top 200 Pure Growth ETF	170,622	260,321	(42,390)	302	5,060	393,915	1,808
Invesco S&P 500® Low Volatility ETF	161,971	140,489	(55,450)	1,172	2,854	251,036	3,768
Invesco S&P Emerging Markets Low Volatility ETF	30,504	55,469	(2,722)	(6,670)	101	76,682	2,446
Invesco S&P International Developed Low Volatility ETF	94,710	175,083	(486)	(18,873)	15	250,449	5,638
Invesco S&P MidCap Low Volatility ETF	44,175	39,814	(14,106)	(529)	562	69,916	1,170
Invesco S&P SmallCap Low Volatility ETF	40,644	48,452	(4,834)	(3,609)	180	80,833	1,141
Invesco Variable Rate Investment Grade ETF	—	214,478	(9,636)	(879)	(50)	203,913	2,340

Total Investments in Affiliates	$1,355,565	$1,792,763	$(375,823)	$(92,178)	$9,854	$2,690,181	$40,598

*	At October 31, 2018, this security was no longer held.

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Moderately Conservative Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$91,871	$7,030	$ (6,812)	$(5,523)	$(236)	$86,330	$1,944
Invesco Emerging Markets Sovereign Debt ETF	65,460	19,493	(2,367)	(8,488)	(204)	73,894	3,218
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	81,689	19,048	(8,298)	(9,997)	716	83,158	2,620
Invesco FTSE RAFI US 1000 ETF	132,927	7,237	(21,245)	2,528	1,726	123,173	2,604
Invesco FTSE RAFI US 1500 Small-Mid ETF	39,299	5,788	(5,430)	271	349	40,277	482
Invesco Fundamental High Yield® Corporate Bond ETF	78,638	20,627	(2,530)	(3,703)	(70)	92,962	3,613
Invesco Fundamental Investment Grade Corporate Bond ETF	170,455	8,670	(22,276)	(7,000)	(680)	149,169	4,445
Invesco Ladder Rite 0-5 Year Corporate Bond ETF*	196,444	4,645	(197,231)	772	(4,630)	—	1,997
Invesco Preferred ETF	52,330	28,523	(1,804)	(4,076)	(61)	74,912	3,597
Invesco Pure BetaSM 0-5 Yr US TIPS ETF	—	71,146	(1,318)	(991)	(24)	68,813	1,391
Invesco Russell Top 200 Pure Growth ETF	92,371	26,897	(23,926)	6,960	3,473	105,775	762
Invesco S&P 500® Low Volatility ETF	88,686	1,804	(26,529)	221	2,140	66,322	1,639
Invesco S&P International Developed Low Volatility ETF	49,635	26,234	(1,413)	(5,720)	130	68,866	2,438
Invesco S&P MidCap Low Volatility ETF	39,401	1,058	(23,278)	(775)	1,292	17,698	753
Invesco Senior Loan ETF	65,522	2,189	(4,587)	(264)	(43)	62,817	2,533
Invesco Variable Rate Investment Grade ETF	—	167,006	(4,256)	(899)	(22)	161,829	2,425

Total Investments in Affiliates	$1,244,728	$417,395	$(353,300)	$(36,684)	$3,856	$1,275,995	$36,461

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the fiscal year ended October 31, 2018.

S&P 500® Downside Hedged ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2018	Dividend Income
Invesco Ltd.	$16,463	$—	$—	$(6,476)	$—	$9,987	$543

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for certain Funds listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Investments in Securities
Equity Securities	$1,608,290	$—	$—	$1,608,290
Money Market Fund	2,398,450	—	—	2,398,450
Other Investments-Assets(a)
Forward Foreign Currency Contracts	—	2,592	—	2,592
Futures	120,005	—	—	120,005

Total Investments	$4,126,745	$2,592	$—	$4,129,337

S&P 500® Downside Hedged ETF
Equity Securities	$19,870,657	$—	$—	$19,870,657
Money Market Fund	4,575,057	—	—	4,575,057
Other Investments-Assets(a)
Futures	214,476	—	—	214,476

Total Investments	$24,660,190	$—	$—	$24,660,190

Ultra Short Duration ETF
Corporate Bonds and Notes	$—	$798,597,569	$—	$798,597,569
Asset-Backed Securities	—	152,377,453	—	152,377,453
U.S. Treasury Securities	—	72,671,719	—	72,671,719
Sovereign Debt Obligations	—	53,203,134	—	53,203,134
Commercial Mortgage-Backed Securities	—	41,659,862	—	41,659,862
Collateralized Mortgage Obligations	—	7,821,979	—	7,821,979
Variable Rate Senior Loan Interests	—	5,672,984	—	5,672,984
Commercial Paper	—	427,904,797	—	427,904,797
Repurchase Agreements	—	35,000,000	—	35,000,000

Total Investments in Securities	—	1,594,909,497	—	1,594,909,497

Other Investments-Assets(a)
Forward Foreign Currency Contracts	$—	$80,259	$—	$80,259

Other Investments-Liabilities(a)
Forward Foreign Currency Contracts	—	(52,676)	—	(52,676)

Total Other Investments	—	27,583	—	27,583

Total Investments	$—	$1,594,937,080	$—	$1,594,937,080

Variable Rate Investment Grade ETF
Investments in Securities
Corporate Bonds and Notes	$—	$186,474,487	$—	$186,474,487
U.S. Agency Mortgage Credit Risk Transfer	—	96,438,986	—	96,438,986
Commercial Mortgage-Backed Securities	—	53,998,294	—	53,998,294
U.S. Treasury Securities	—	48,247,215	—	48,247,215
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	27,986,397	—	27,986,397
Asset-Backed Securities	—	23,022,188	—	23,022,188
Collateralized Mortgage Obligations	—	9,853,451	—	9,853,451
Money Market Fund	131,672	—	—	131,672

Total Investments	$131,672	$446,021,018	$—	$446,152,690

(a)	Unrealized appreciation (depreciation).

83

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2018:

	Value
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF				Invesco Ultra Short Duration ETF
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$17,527	$—	$—	$17,527	$—	$—	$—	$—	$80,259	$—	$—	$80,259
Unrealized appreciation on futures contracts—Exchange-Traded(b)	—	136,016	—	136,016	—	214,476	—	214,476	—	—	—	—
Total Derivative Assets	17,527	136,016	—	153,543	—	214,476	—	214,476	80,259	—	—	80,259
Derivatives not subject to master netting agreements	—	(136,016)	—	(136,016)	—	(214,476)	—	(214,476)	—	—	—	—

Total Derivative Assets subject to master netting agreements	$17,527	$—	$—	$17,527	$—	$—	$—	$—	$80,259	$—	$—	$80,259

	Value
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF				Invesco Ultra Short Duration ETF
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding(a)	$(14,935)	$—	$—	$(14,935)	$—	$—	$—	$—	$(52,676)	$—	$—	$(52,676)
Unrealized depreciation on futures contracts—Exchange-Traded(b)	—	(5,240)	(10,771)	(16,011)	—	—	—	—	—	—	—	—
Total Derivative Liabilities	(14,935)	(5,240)	(10,771)	(30,946)	—	—	—	—	(52,676)	—	—	(52,676)
Derivatives not subject to master netting agreements	—	5,240	10,771	16,011	—	—	—	—	—	—	—	—

Total Derivative Liabilities subject to master netting agreements	$(14,935)	$—	$—	$(14,935)	$—	$—	$—	$—	$(52,676)	$—	$—	$(52,676)

(a)

Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2018:

Multi-Strategy Alternative ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Morgan Stanley	$17,527	$(14,935)	$2,592	$—	$—	$2,592

84

Ultra Short Duration ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
JP Morgan	$80,259	$(31,475)	$48,784	$—	$—	$48,784
Bank of America	—	(21,201)	(21,201)	—	—	(21,201)

Total	$80,259	$(52,676)	$27,583	$—	$—	$27,583

Effect of Derivative Investments for the Fiscal Year or Period Ended October 31, 2018.

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF				Invesco Ultra Short Duration ETF
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(63,733)	$—	$—	$(63,733)	$—	$—	$—	$—	$—	$—	$—	$—
Futures contracts	—	(199,101)	98,189	(100,912)	—	148,050	—	148,050	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	15,516	—	—	15,516	—	—	—	—	27,583	—	—	27,583
Futures contracts	—	205,482	(14,483)	190,999	—	329,460	—	329,460	—	—	—	—

Total	$(48,217)	$6,381	$83,706	$41,870	$—	$477,510	$—	$477,510	$27,583	$—	$—	$27,583

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Multi-Strategy Alternative ETF	S&P 500 Downside Hedged ETF	Ultra Short Duration ETF
Forward foreign currency contracts	$3,011,081	$—	$8,942,037
Futures contracts	14,248,120	1,541,123	—

Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholder Paid during the Fiscal Years ended October 31, 2018 and 2017:

	2018			2017
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Active U.S. Real Estate Fund	$457,566	$—	$—	$589,233	$1,266	$—
Balanced Multi-Asset Allocation ETF	41,471	—	—	12,311	—	—
Conservative Multi-Asset Allocation ETF	43,324	—	—	15,039	—	—
Growth Multi-Asset Allocation ETF	37,124	—	—	10,708	—	—
Moderately Conservative Multi-Asset Allocation ETF	40,004	—	—	14,014	—	—
Multi-Strategy Alternative ETF	19,198	—	—	103,497	—	—
S&P 500® Downside Hedged ETF	438,757	—	—	1,490,388	—	—
Variable Rate Investment Grade ETF	8,510,280	—	—	1,574,248	—	16,962

85

Tax Character of Distributions to Shareholder Paid for Ultra Short Duration ETF during the Period June 1, 2018 to October 31, 2018, Fiscal Year ended May 31, 2018 and Fiscal Year ended May 31, 2017:

	October 31, 2018			May 31, 2018			May 31, 2017
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Ultra Short Duration ETF	$15,247,637	$—	$—	$22,054,804	$—	$—	$12,249,300	$—	$—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)— Investments	Net Unrealized Appreciation (Depreciation)— Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Active U.S. Real Estate Fund	$128,523	$—	$975,662	$—	$(507,245)	$27,209,825	$27,806,765
Balanced Multi-Asset Allocation ETF	20,587	1,798	(11,374)	—	—	2,609,391	2,620,402
Conservative Multi-Asset Allocation ETF	7,719	—	(6,105)	—	(2,574)	1,249,994	1,249,034
Growth Multi-Asset Allocation ETF	23,410	3,583	3,399	—	—	2,660,374	2,690,766
Moderately Conservative Multi-Asset Allocation ETF	11,546	—	14,826	—	—	1,250,012	1,276,384
Multi-Strategy Alternative ETF	—		(82,519)	—	(1,315,620)	5,768,246	4,370,107
S&P 500® Downside Hedged ETF	54,928		—	—	(77,327,667)	103,795,485	26,522,746
Ultra Short Duration ETF	1,708,667	207,907	975,504	(20)	—	1,608,663,248	1,611,555,306
Variable Rate Investment Grade ETF	—		(908,425)	—	(1,047,695)	449,824,137	447,868,017

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of October 31, 2018:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate Fund	$507,245	$—	$507,245
Balanced Multi-Asset Allocation ETF	—	—	—
Conservative Multi-Asset Allocation ETF	—	2,574	2,574
Growth Multi-Asset Allocation ETF	—	—	—
Moderately Conservative Multi-Asset Allocation ETF	—	—	—
Multi-Strategy Alternative ETF	288,950	1,026,670	1,315,620
S&P 500® Downside Hedged ETF	24,741,508	52,586,159	77,327,667
Ultra Short Duration ETF	—	—	—
Variable Rate Investment Grade ETF	747,871	299,824	1,047,695

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

86

Note 8. Investment Transactions

For the fiscal year or period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$23,218,334	$22,877,142
Balanced Multi-Asset Allocation ETF	459,569	453,991
Conservative Multi-Asset Allocation ETF	490,603	490,393
Growth Multi-Asset Allocation ETF	382,457	375,823
Moderately Conservative Multi-Asset Allocation ETF	419,448	420,163
Multi-Strategy Alternative ETF	2,614,463	2,797,632
S&P 500® Downside Hedged ETF	115,447,785	118,650,072
Ultra Short Duration ETF*	415,161,084	45,550,245
Variable Rate Investment Grade ETF	347,322,419	65,566,794

*	For the period June 1, 2018 through October 31, 2018.

For the period June 1, 2018 to October 31, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for Ultra Short Duration ETF amounted to $72,892,031 and $0, respectively. For the fiscal year ended October 31, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for Variable Rate Investment Grade ETF amounted to $47,910,060 and $12,475,954, respectively.

For the fiscal year or period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate ETF	$8,187,169	$3,912,194
Balanced Multi-Asset Allocation ETF	1,359,218	—
Conservative Multi-Asset Allocation ETF	—	—
Growth Multi-Asset Allocation ETF	1,410,305	—
Moderately Conservative Multi-Asset Allocation ETF	—	—
Multi-Strategy Alternative ETF	—	—
S&P 500® Downside Hedged ETF	5,160,091	4,000,912
Ultra Short Duration ETF*	—	—
Variable Rate Investment Grade ETF	—	—

*	For the period June 1, 2018 through October 31, 2018.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate Fund	$1,768,859	$(793,197)	$975,662	$26,828,143
Balanced Multi-Asset Allocation ETF	40,502	(51,876)	(11,374)	2,631,805
Conservative Multi-Asset Allocation ETF	24,485	(30,590)	(6,105)	1,255,041
Growth Multi-Asset Allocation ETF	52,126	(48,727)	3,399	2,888,477
Moderately Conservative Multi-Asset Allocation ETF	41,932	(27,106)	14,826	1,267,375
Multi-Strategy Alternative ETF	92,329	(174,848)	(82,519)	4,211,856
S&P 500® Downside Hedged ETF	—	—	—	24,445,714
Ultra Short Duration ETF	2,395,945	(1,420,441)	975,504	1,593,961,576
Variable Rate Investment Grade ETF	595,363	(1,503,788)	(908,425)	447,061,115

87

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, distributions, paydowns, and foreign currency transactions, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year or period ended October 31, 2018, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Active U.S. Real Estate Fund	$(60,525)	$(351,948)	$412,473
Balanced Multi-Asset Allocation ETF	—	—	—
Conservative Multi-Asset Allocation ETF	18	—	(18)
Growth Multi-Asset Allocation ETF	—	—	—
Moderately Conservative Multi-Asset Allocation ETF	1	—	(1)
Multi-Strategy Alternative ETF	(48,959)	64,948	(15,989)
S&P 500® Downside Hedged ETF	—	—	—
Ultra Short Duration ETF*	17,861	(17,861)	—
Variable Rate Investment Grade ETF	636,155	(648,227)	12,072

*	For the period June 1, 2018 through October 31, 2018.

Note 10. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Independent Trustee and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for each Fund except for Ultra Short Duration ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 11. Borrowing

The Predecessor Fund to Ultra Short Duration ETF (the “Withdrawing Borrower”), was party to a 364-day committed, $1,000,000,000 line of credit facility with a syndicate administered by Citibank, N.A, which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. The Withdrawing Borrower was permitted to borrow up to the lesser of (1) $1,065,000,000 or (2) the limits set by the prospectus for borrowings. Fees related to borrowings, if any, varied under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1% or the federal funds rate plus 1/2 of 1%, The Withdrawing Borrower that participated in the line of credit paid upfront costs to renew the line of credit and a commitment fee of 0.15% on the amount of the commitment that had not been utilized. In case of borrowings from the line of credit, the Withdrawing Borrower paid the associated interest expenses. Effective April 16, 2018, the Withdrawing Borrower withdrew as borrowers under the line of credit facility and all rights and obligations of the Withdrawing Borrower terminated.

Expenses under the line of credit facility are shown in the Statements of Operations as Line of Credit Fee. There were no outstanding borrowings under this agreement during the current fiscal period.

Note 12. Capital

Shares are issued and redeemed by each Fund only in Creation Units of (i) 100,000 Shares for each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF Multi-Strategy Alternative ETF and Ultra Short Duration ETF; and (ii) 50,000 Shares, for each of Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Multi-Strategy Alternative ETF and Ultra Short Duration ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

88

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 13. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 14. Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of Multi-Strategy Alternative ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

89

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust and Shareholders of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Multi-Strategy Alternative ETF, Invesco S&P 500® Downside Hedged ETF, Invesco Ultra Short Duration ETF and Invesco Variable Rate Investment Grade ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting Invesco Actively Managed Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Invesco Active U.S. Real Estate ETF(1)
Invesco Balanced Multi-Asset Allocation ETF(2)
Invesco Conservative Multi-Asset Allocation ETF(2)
Invesco Growth Multi-Asset Allocation ETF(2)
Invesco Moderately Conservative Multi-Asset Allocation ETF(2)
Invesco Multi-Strategy Alternative ETF(1)
Invesco S&P 500® Downside Hedged ETF(1)
Invesco Ultra Short Duration ETF(3)
Invesco Variable Rate Investment Grade ETF(1)

(1)

Statements of operations for the year ended October 31, 2018 and statements of changes in net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein.

(2)

Statements of operations for the year ended October 31, 2018 and statements of changes in net assets and the financial highlights for the year ended October 31, 2018 and for the period February 21, 2017 (commencement of investment operations) through October 31, 2017

(3)	Statements of operations and changes in net assets and the financial highlights for the period June 1, 2018 through October 31, 2018 and for the year ended May 31, 2018

The financial statements of Invesco Ultra Short Duration ETF (Predecessor Fund Guggenheim Ultra Short Duration ETF) as of and for the year ended May 31, 2017 and the financial highlights for each of the periods ended on or prior to May 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated July 31, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

90

Report of Independent Registered Public Accounting Firm (continued)

Subsequent Event

As discussed in Note 14 to the financial statements, the Board of Trustees approved a plan of liquidation for the Invesco Multi-Strategy Alternative ETF on December 13, 2018.

PricewaterhouseCoopers LLP

Chicago, Illinois

December 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

91

Fees and Expenses

As a shareholder of all Funds, except for Ultra Short Duration Fund ETF, a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Multi-Strategy Alternative ETF and the S&P 500 Downside Hedged ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not

92

Fees and Expenses (continued)

include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$1,045.60	0.35%	$1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	1,000.00	992.30	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	1,000.00	1,003.60	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	1,000.00	988.50	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	997.90	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26
Invesco Multi-Strategy Alternative ETF (LALT)
Actual	1,000.00	985.10	0.89	4.45
Hypothetical (5% return before expenses)	1,000.00	1,020.72	0.89	4.53
Invesco S&P 500® Downside Hedged ETF (PHDG)
Actual	1,000.00	1,016.20	0.38	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.29	0.38	1.94
Invesco Ultra Short Duration ETF (GSY)
Actual	1,000.00	1,011.88	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	1,010.70	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53

93

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2018:

	Qualified Dividend Income*	Dividends-Received Deduction*	Qualified Interest Income*
Invesco Active U.S. Real Estate Fund	5%	5%	0%
Invesco Balanced Multi-Asset Allocation ETF	42%	45%	0%
Invesco Conservative Multi-Asset Allocation ETF	22%	23%	0%
Invesco Growth Multi-Asset Allocation ETF	64%	70%	0%
Invesco Moderately Conservative Multi-Asset Allocation ETF	33%	36%	0%
Invesco Multi-Strategy Alternative ETF	100%	100%	0%
Invesco S&P 500® Downside Hedged ETF	0%	0%	0%
Invesco Ultra Short Duration ETF	0%	0%	72%
Invesco Variable Rate Investment Grade ETF	0%	0%	0%

*	The above percentages are based on ordinary income dividends paid to shareholders during the fiscal year.

94

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of October 31, 2018

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	234	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017–Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	234	None

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2008	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	234	None

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	234	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

95

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	234	None

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2008	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	234	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

96

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco Group Services, Inc., Invesco Holding Company (US), Inc. and Invesco North American Holdings, Inc.; Director, Invesco Holding Company Limited (2007-Present); Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC, Director and Executive Vice President, Invesco Finance, Inc. and Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Director and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	234	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

97

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

98

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco Capital Management LLC (2017-Present); Chief Compliance Officer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

99

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q will be (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-AR-10	invesco.com/ETFs

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2018.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2018	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2017

Audit Fees	$ 209,250	$ 151,425
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 58,160	$ 58,160
All Other Fees	$ 0	$ 0
Total Fees	$ 267,410	$ 209,585

(1) Tax fees for the fiscal year ended October 31, 2018 include fees billed for reviewing tax returns, 2018 excise tax returns and excise tax distributions calculations. Tax fees for the fiscal year ended October 31, 2017 included fees billed for reviewing tax returns, 2017 excise tax returns and excise tax distribution calculations.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2018 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2017 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$ 662,000	$ 662,000
Tax Fees	$ 0	$ 0
All Other Fees(2)	$ 0	$ 689,000
Total Fees	$ 662,000	$ 1,351,000

(1)    Audit-Related Fees for the fiscal year end 2018 include fees billed related to reviewing controls at a service organization. Audit-Related Fees for the fiscal year end 2017 include fees billed related to reviewing controls at a service organization.

(2)    All Other Fees for the fiscal year end 2017 include fees billed related to assessments of the company’s current state analysis against regulatory requirements and the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions.

(e) (1) Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services

Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.

Last Reviewed by Compliance for Accuracy	June 15, 2018

Approved/Adopted Date	June 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1. Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2. Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3. Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Adopted:    June 26, 2009

Amended:    June 15, 2018

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $2,977,000 for the fiscal year ended October 31, 2018 and $3,068,000 for the fiscal year ended October 31, 2017 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $3,697,000 for the fiscal year ended 2018, and $4,477,000 for the fiscal year ended 2017.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $25 million and non-audit services of approximately $18 million for the fiscal year ended 2018. The Audit Committee considered this information in evaluating PwC’s independence.

PwC informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior

Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: January 4, 2019

By: /s/ Kelli Gallegos
Name: Kelli Gallegos
Title: Treasurer

Date: January 4, 2019